UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3964

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	01/31

Date of reporting period:	01/31/05

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
Cash Management
Funds

Contents

The Funds

Letter to Shareholders (Taxable)	3
Letter to Shareholders (Tax-Exempt)	5
Understanding Your Fund's Expenses	7
Comparing Your Fund's Expenses
With Those of Other Funds	8
Statements of Investments	9
Statements of Assets and Liabilities	40
Statements of Operations	42
Statements of Changes in Net Assets	44
Financial Highlights	48
Notes to Financial Statements	57
Report of Independent Registered
Public Accounting Firm	62
Important Tax Information	63
Board Members Information	64
Officers of the Funds	65
For More Information

Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

The Funds

Dreyfus Cash Management Funds
LETTER TO SHAREHOLDERS
Dear Shareholder:

We are pleased to present the annual report for Dreyfus Cash Management Funds (Taxable). For the 12-month period ended January 31, 2005, the six Dreyfus Cash Management Funds (Taxable) produced the following yields and effective yields:1

		Effective
	Yield (%)	Yield (%)

Dreyfus Cash Management
Institutional Shares	1.30	1.31
Investor Shares	1.05	1.05
Administrative Shares	1.20	1.21
Participant Shares	0.90	0.90

Dreyfus Cash Management Plus, Inc.
Institutional Shares	1.31	1.32
Investor Shares	1.06	1.07
Administrative Shares	1.21	1.22
Participant Shares	0.91	0.92

Dreyfus Government Cash Management
Institutional Shares	1.25	1.26
Investor Shares	1.00	1.00
Administrative Shares	1.15	1.16
Participant Shares	0.85	0.85

Dreyfus Government Prime Cash Management
Institutional Shares	1.20	1.21
Investor Shares	0.95	0.96
Administrative Shares	1.10	1.11
Participant Shares	0.80	0.81

Dreyfus Treasury Cash Management
Institutional Shares	1.18	1.19
Investor Shares	0.94	0.94
Administrative Shares	1.08	1.09
Participant Shares	0.79	0.79

Dreyfus Treasury Prime Cash Management
Institutional Shares	1.16	1.17
Investor Shares	0.91	0.91
Administrative Shares	1.06	1.07
Participant Shares	0.76	0.76

Economic and Market Environment

The funds were primarily influenced by a strengthening U.S. economy, which led to higher short-term interest rates during the reporting period.

Although the U.S. economy appeared to be growing moderately during the winter of 2004, inflation remained near historically low levels as labor markets remained weak and corporations had little room to raise prices of goods and services. As a result, the Federal Reserve Board (the "Fed") indicated at the time that it could be "patient"before moving away from the aggressively accommodative monetary policy it had implemented in the aftermath of the 2001 terrorist attacks. In April, however, an unexpectedly strong employment report rekindled investors' concerns that inflationary pressures might be resurfacing. Higher energy and commodity prices appeared to lend credence to this view, and money market yields began to rise at the longer end of the maturity spectrum. However, the short-end of the money market yield curve remained anchored by the prevailing 1% federal funds rate.

While the Fed left interest rates unchanged in May, it indicated that future rate hikes were likely to be "measured." When employment data showed a second consecutive month of robust gains, investors began to anticipate that the Fed might tighten monetary policy as early as its next meeting in June. Indeed, on June 30, the Fed raised the overnight federal funds rate to 1.25%, its first increase in more than four years. Because most investors had anticipated the Fed's initial move, the money markets already reflected its impact.

However, the economy appeared to hit a "soft patch" in the summer as the number of jobs created in June and July failed to meet expectations. Nonetheless, most investors expected the Fed to increase the federal funds rate again at its August meeting, and money market yields reflected that view. Indeed, the Fed raised short-term rates five times before the end of 2004, driving the federal funds rate to 2.25% by year-end.

In the meantime, economic activity continued to advance in the fall. In November, the end of the con-

tentious presidential election lifted a cloud of uncertainty from the financial markets, as evidenced by a strong stock market rally near year-end. At its December meeting, the Fed stated that, despite the rise in energy prices, economic activity was growing at a moderate pace and job creation was on an upward

The Funds 3

trend, albeit at a somewhat slower rate than is typical during economic recoveries. The Fed also indicated that it will remain vigilant and will respond to any threat to price stability.

Indeed, it was later estimated that the U.S. economy grew at a 3.1% annualized rate during the fourth quarter of 2004 and by a 4.4% annualized rate for the year overall. This strength appeared to extend into January 2005, as indicated by further gains in job creation, home sales and fixed investments by businesses.

Portfolio Focus

In this environment of rising interest rates and stronger economic growth, we began to adopt a more defensive investment posture in the spring of 2004 when inflation concerns intensified, allowing the fund's weighted average maturity to fall toward a position we consider modestly shorter than industry averages. This strategy was designed to enhance liquidity and keep funds available to purchase higher-yielding securities as they became available.

As of the end of the reporting period, we generally have maintained the fund's weighted average maturity in a range we consider shorter than industry averages. However, we have occasionally and opportunistically shortened or extended the fund's weighted average maturity to reflect prevailing market conditions and the proximity of upcoming Fed meetings.

Just days after the end of the reporting period, the Fed raised interest rates another 25 basis points, increasing the federal funds target to 2.5% . In addition, the Fed indicated that it believes that this rate remains low enough to be stimulative to the economy. The Fed's statement reiterated that policy accommodation can be removed at a measured pace. Economists and even members of the Fed have stated that they do not know precisely the rate at which a "neutral" posture will be achieved, but it is clear to us that, barring an unexpected economic slump, 2.5% is only a temporary stop on the road to higher interest rates. The fund's relatively short weighted average maturity is designed to position the fund to reinvest at the higher yield levels we believe will result.

February 15, 2005 New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

4

LETTER TO SHAREHOLDERS
Dear Shareholder:

We are pleased to present the annual report for Dreyfus Cash Management Funds (Tax Exempt). For the 12-month period ended January 31, 2005, the three tax-exempt money market portfolios that comprise Dreyfus Cash Management Funds (Tax Exempt) produced the following yields and effective yields:1

		Effective
	Yield (%)	Yield (%)

Dreyfus Municipal Cash Management Plus
Institutional Shares	1.12	1.13
Investor Shares	0.87	0.87
Administrative Shares	1.02	1.03
Participant Shares	0.72	0.72

Dreyfus New York Municipal Cash Management
Institutional Shares	1.09	1.10
Investor Shares	0.84	0.85
Administrative Shares	0.99	1.00
Participant Shares	0.69	0.70

Dreyfus Tax Exempt Cash Management
Institutional Shares	1.11	1.12
Investor Shares	0.87	0.87
Administrative Shares	1.01	1.02
Participant Shares	0.72	0.72

Economic and Market Environment

During the winter of 2004, yields of money market securities remained anchored by a federal funds rate of 1%, its lowest level since 1958. At the time, the Federal Reserve Board (the "Fed") had reaffirmed its commitment to an accommodative monetary policy by stating that it intended to be "patient" before moving to higher short-term interest rates in a slowly recovering economy.

In April, however, higher energy prices and stronger-than-expected job growth began to fuel investors' concerns that inflationary pressures might be rising unexpectedly.These concerns led to a sharp decline in longer-term bond prices and higher yields among longer-dated money market instruments.

As signs of renewed economic strength and inflationary pressures accumulated, many investors began to revise forward their expectations of the timing of eventual interest-rate hikes from the Fed. As a result, investors were not surprised when, in late June, the Fed implemented its first increase in the overnight federal funds rate in approximately four years. Four additional increases followed, and by the end of the reporting period the Fed had driven short-term interest rates from 1% to 2.25% . Because these moves were widely anticipated by investors, they already were reflected in higher money market yields by the time they were announced.

As the national economy and business conditions improved, most states and municipalities benefited from higher tax receipts. As a result, fewer state and local governments faced budget deficits, and they generally had less need to borrow to fund their operations. Accordingly, the supply of newly issued tax-exempt securities fell compared to the same period one year earlier. Fewer securities available to satisfy robust investor demand effectively put downward pressure on tax-exempt money market yields.

These factors influenced tax-exempt money market instruments from most states and municipalities, including the securities from New York issuers that comprise the holdings of Dreyfus New York Municipal Cash Management. Indeed, the City of New York appears to have fared better than most other major cities during the reporting period, primarily because better conditions in the financial markets and higher levels of investment banking activity boosted the financial strength of many businesses on Wall Street.

Just days after the end of the reporting period, the Fed implemented its sixth consecutive increase in short-term interest rates, raising the federal funds rate to 2.5% . Investors apparently are looking forward to

The Funds 5

additional rate increases, as evidenced by a widening of yield differences between shorter- and longer-term money market instruments. In fact, the reporting period ended with the steepest "yield curve" in approximately two years, which we consider a sign of investors' reluctance to purchase longer-term securities in a rising interest-rate environment.

Portfolio Focus

Early in the reporting period, when inflation appeared to remain low, we maintained each fund's weighted average maturity in a range longer than industry averages. This strategy was designed to capture incrementally higher yields from longer-dated money market securities. During the summer, when it became clear that the Fed was likely to continue raising short-term interest rates at a measured pace, we reduced each fund's weighted average maturity to maintain the liquidity required to invest in higher-yielding instruments as they became available.

In addition, we focused primarily on securities with maturities in the three- to nine-months range. In our view, securities in this range represented better value than very short-term, floating-rate securities. These securities give us the flexibility to invest in securities with attractive yields without locking the rate in for a full year.

Within this maturity range, we constructed "laddered" portfolios of tax-exempt securities scheduled to mature at regular intervals.These laddered portfolio's are intended to help promote liquidity and guard against the possibility that a disproportionate amount of securities might mature during a time of unusually low reinvestment rates, and as rates increase we are able to reinvest at higher market yields. In addition, each fund's laddered portfolio helped protect them from periodic and seasonal volatility among shorter-term securities caused by supply-and-demand factors.

February 15, 2005 New York, N.Y.

An investment in each fund is not insured or guaranteed by the FDIC or any other government agency.Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. For the national funds, income may be subject to state and local taxes. For the New York fund, income may be subject to state and local taxes for out-of-state residents. For each fund, some income may be subject to the federal alternative minimum tax (AMT).

6

UNDERSTANDING YOUR FUND'S EXPENSES January 31, 2005 (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from August 1, 2004 to January 31, 2005. It also shows how much as $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended January 31, 2005
	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares

Dreyfus Cash Management
Expenses paid per $1,000 †	$1.01	$2.27	$1.51	$3.03
Ending value (after expenses)	$1,008.40	$1,007.20	$1,008.00	$1,006.40
Dreyfus Cash Management Plus
Expenses paid per $1,000 †	$1.01	$2.27	$1.51	$3.03
Ending value (after expenses)	$1,008.30	$1,007.00	$1,007.80	$1,006.30
Dreyfus Government Cash Management
Expenses paid per $1,000†	$1.01	$2.27	$1.51	$3.03
Ending value (after expenses)	$1,007.90	$1,006.70	$1,007.40	$1,005.90
Dreyfus Government Prime Cash Management
Expenses paid per $1,000 †	$1.01	$2.27	$1.51	$3.03
Ending value (after expenses)	$1,007.90	$1,006.60	$1,007.40	$1,005.80
Dreyfus Treasury Cash Management
Expenses paid per $1,000 †	$1.01	$2.27	$1.51	$3.02
Ending value (after expenses)	$1,007.70	$1,006.40	$1,007.20	$1,005.70
Dreyfus Treasury Prime Cash Management
Expenses paid per $1,000 †	$1.01	$2.27	$1.51	$3.02
Ending value (after expenses)	$1,007.40	$1,006.20	$1,006.90	$1,005.40
Dreyfus Municipal Cash Management Plus
Expenses paid per $1,000 †	$1.01	$2.27	$1.51	$3.02
Ending value (after expenses)	$1,006.90	$1,005.60	$1,006.40	$1,004.90
Dreyfus New York Municipal Cash Management
Expenses paid per $1,000 †	$1.01	$2.27	$1.51	$3.02
Ending value (after expenses)	$1,006.80	$1,005.50	$1,006.30	$1,004.80
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000 †	$1.01	$2.27	$1.51	$3.02
Ending value (after expenses)	$1,006.90	$1,005.60	$1,006.40	$1,004.90

† Expenses are equal to the funds' annualized expense ratio of .20% for Institutional Shares, .45% for Investor Shares, .30% for Administrative Shares and .60% for Participant Shares;
multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Funds 7

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS January 31, 2005 (Unaudited)
Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investores assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended January 31, 2005

	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares

Dreyfus Cash Management
Expenses paid per $1,000 †	$1.02	$2.29	$1.53	$3.05
Ending value (after expenses)	$1,024.13	$1,022.87	$1,023.63	$1,022.12
Dreyfus Cash Management Plus
Expenses paid per $1,000 †	$1.02	$2.29	$1.53	$3.05
Ending value (after expenses)	$1,024.13	$1,022.87	$1,023.63	$1,022.12
Dreyfus Government Cash Management
Expenses paid per $1,000 †	$1.02	$2.29	$1.53	$3.05
Ending value (after expenses)	$1,024.13	$1,022.87	$1,023.63	$1,022.12
Dreyfus Government Prime Cash Management
Expenses paid per $1,000 †	$1.02	$2.29	$1.53	$3.05
Ending value (after expenses)	$1,024.13	$1,022.87	$1,023.63	$1,022.12
Dreyfus Treasury Cash Management
Expenses paid per $1,000 †	$1.02	$2.29	$1.53	$3.05
Ending value (after expenses)	$1,024.13	$1,022.87	$1,023.63	$1,022.12
Dreyfus Treasury Prime Cash Management
Expenses paid per $1,000 †	$1.02	$2.29	$1.53	$3.05
Ending value (after expenses)	$1,024.13	$1,022.87	$1,023.63	$1,022.12
Dreyfus Municipal Cash Management Plus
Expenses paid per $1,000 †	$1.02	$2.29	$1.53	$3.05
Ending value (after expenses)	$1,024.13	$1,022.87	$1,023.63	$1,022.12
Dreyfus New York Municipal Cash Management
Expenses paid per $1,000 †	$1.02	$2.29	$1.53	$3.05
Ending value (after expenses)	$1,024.13	$1,022.87	$1,023.63	$1,022.12
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000 †	$1.02	$2.29	$1.53	$3.05
Ending value (after expenses)	$1,024.13	$1,022.87	$1,023.63	$1,022.12

† Expenses are equal to the funds' annualized expense ratio of .20% for Institutional Shares, .45% for Investor Shares, .30% for Administrative Shares and .60% for Participant Shares;
multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS January 31, 2005
	Principal
Dreyfus Cash Management	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—44.5%

BNP Paribas (Yankee)
2.37%, 2/17/2005	300,000,000	300,000,000
Banca Monte Dei Paschi (London)
2.41%, 2/22/2005	350,000,000	350,000,000
Banco Bilbao Vizcaya Argentaria S.A. (Yankee)
2.45%, 3/23/2005	300,000,000	300,000,000
Barclays Bank PLC (Yankee)
2.51%, 3/21/2005	500,000,000	500,000,000
Calyon (Yankee)
1.85%, 2/14/2005	250,000,000	250,000,000
Depfa Bank PLC (Yankee)
2.39%—2.45%, 2/17/2005—3/16/2005	500,000,000	500,000,000
Eurohypo AG (Yankee)
2.33%, 2/2/2005	200,000,000	200,000,000
First Tennessee Bank N.A.
2.50%, 3/21/2005	250,000,000	250,000,000
ING Bank NV (London)
2.46%, 3/22/2005	100,000,000	100,000,000
Landesbank Baden-Wuerttemberg (Yankee)
2.02%, 3/10/2005	100,000,000	100,001,017
Landesbank Hessen-Thuringen Girozentrale (London)
2.33%—2.37%, 2/2/2005—2/17/2005	300,000,000	300,000,014
Natexis Banques Populaires (Yankee)
2.35%—2.45%, 2/11/2005—3/23/2005	500,000,000	500,000,000
Societe Generale (London)
2.45%, 3/17/2005	275,000,000	275,000,000
Unicredito Italiano SpA (Yankee)
2.35%, 2/11/2005	400,000,000	400,000,000
Washington Mutual Bank F.A.
2.30%—2.50%, 2/2/2005—3/21/2005	250,000,000	250,000,000
Washington Mutual Finance Corp.
2.28%, 2/2/2005	260,000,000	260,000,000
Total Negotiable Bank Certificates of Deposit
(cost $4,835,001,031)		4,835,001,031

Commercial Paper—22.4%

Amstel Funding
2.46%, 3/24/2005	240,000,000 [a]	239,167,000
Citigroup Global Markets Holdings Inc.
2.37%, 2/17/2005	250,000,000	249,737,777
CSFB (USA) Inc.
2.50%, 3/21/2005	100,000,000	99,667,999
Depfa Bank PLC
2.17%, 4/12/2005	60,000,000	59,749,749
Deutsche Bank Financial LLC
2.50%, 2/1/2005	300,000,000	300,000,000
DnB NOR Bank ASA
2.50%, 3/21/2005	100,000,000	99,668,000

The Funds 9

STATEMENT OF INVESTMENTS (continued)
	Principal
Dreyfus Cash Management (continued)	Amount ($)	Value ($)

Commercial Paper (continued)

General Electric Capital Services Inc.
2.50%, 3/21/2005	150,000,000	149,502,000
Long Lane Master Trust
2.26%, 2/14/2005	15,957,000 [a]	15,944,035
Mane Funding Corp.
2.51%, 3/21/2005	50,000,000 [a]	49,833,334
Nationwide Building Society
2.50%, 3/21/2005	150,000,000	149,503,000
Norddeutsche Landesbank Girozentrale
2.52%, 3/22/2005	150,000,000	149,487,542
Norddeutsche Landesbank Luxembourg S.A.
2.52%, 3/22/2005—3/23/2005	180,000,000	179,378,078
Scaldis Capital LLC
2.39%, 2/15/2005	45,299,000 [a]	45,257,073
SEB S.A.
2.50%, 3/21/2005	50,000,000	49,834,334
Societe Generale N.A. Inc.
2.35%, 2/11/2005	300,000,000	299,805,000
Toyota Motor Credit Corp.
2.51%, 3/22/2005	200,000,000	199,319,445
UBS Finance Delaware LLC
2.48%, 2/1/2005	100,000,000	100,000,000
Total Commercial Paper
(cost $2,435,854,366)		2,435,854,366

Corporate Notes—6.6%

Fifth Third Bancorp
2.48%, 11/23/2005	200,000,000 [b]	200,000,000
Morgan Stanley & Co.
2.43%, 2/3/2006	250,000,000 [b]	250,000,000
Sigma Finance Inc.
2.32%—2.33%, 2/14/2005—10/17/2005	270,000,000 [a,b]	269,964,148
Total Corporate Notes
(cost $719,964,148)		719,964,148

Promissory Notes—2.8%

Goldman Sachs Group Inc.
1.49%—2.08%, 3/7/2005—3/8/2005
(cost $300,000,000)	300,000,000 [c]	300,000,000

U.S. Government Agencies—10.0%

Federal Home Loan Banks, Floating Rate Notes
2.31%, 7/15/2005—4/11/2006	485,000,000 [b]	484,792,736
Federal Home Loan Banks, Notes
1.42%, 3/11/2005	300,000,000	300,000,000
Federal National Mortgage Association, Notes
1.35%—1.37%, 2/11/2005—2/25/2005	300,000,000	300,000,000
Total U.S. Government Agencies
(cost $1,084,792,736)		1,084,792,736

10

		Principal
Dreyfus Cash Management (continued)		Amount ($)	Value ($)

Time Deposits—13.6%

Chase Manhattan Bank USA (Grand Cayman)
2.50%, 2/1/2005		300,000,000	300,000,000
Danske Bank A/S (Grand Cayman)
2.48%, 2/1/2005		100,000,000	100,000,000
Fortis Bank (Grand Cayman)
2.48%, 2/1/2005		300,000,000	300,000,000
Key Bank N.A. (Grand Cayman)
2.50%, 2/1/2005		150,000,000	150,000,000
National City Bank (Grand Cayman)
2.50%, 2/1/2005		380,000,000	380,000,000
SunTrust Banks Inc. (Grand Cayman)
2.50%, 2/1/2005		251,000,000	251,000,000
Total Time Deposits
(cost $1,481,000,000)			1,481,000,000

Total Investments (cost $10,856,612,281)		99.9%	10,856,612,281
Cash and Receivables (Net)		.1%	4,335,868
Net Assets		100.0%	10,860,948,149

[a] Securities exempt from registration, under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified buyers.
These securities have been determined to be liquid by the Board of Trustees.At January 31, 2005, these securities amounted to $620,165,590 or 5.7% of net assets.
[b] Variable interest rate—subject to periodic change.
[c] These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale.These securities were acquired from 2/6/2004 to
9/9/2004 at a cost of $300,000,000. At January 31, 2005, the aggregate value of these securities was $300,000,000 representing 2.8% of net assets and are valued at amortized cost.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Banking	74.7	Asset Backed-Structured Investment	2.5
U.S. Government Agencies	10.0	Asset Backed-Multi-Seller	2.2
Finance	5.5
Brokerage	5.0		99.9

† Based on net assets.
See notes to financial statements.

The Funds 11

STATEMENT OF INVESTMENTS January 31, 2005
	Principal
Dreyfus Cash Management Plus, Inc.	Amount ($)	Value ($)

Negotiable Bank Certificates of Deposit—42.5%

Banco Bilbao Vizcaya Argentaria S.A. (Yankee)
2.45%, 3/23/2005	250,000,000	250,000,000
Barclays Bank PLC (Yankee)
2.51%, 3/21/2005	100,000,000	100,000,000
BNP Paribas (Yankee)
2.37%, 2/17/2005	400,000,000	400,000,000
Calyon (Yankee)
2.48%, 3/22/2005	200,000,000	200,000,000
Credit Agricole Indosuez S.A.
2.32%, 4/19/2005	200,000,000 [a]	199,993,671
Danske Corp. Inc. (Yankee)
2.48%, 3/21/2005	181,000,000	180,991,779
Eurohypo AG (Yankee)
2.32%, 2/4/2005	200,000,000 [b]	200,000,166
First Tennessee Bank N.A.
2.50%, 3/22/2005	350,000,000	350,000,000
HBOS Treasury Service PLC (London)
2.45%, 3/17/2005	250,000,000	250,000,000
ING Bank N.V. (London)
2.46%, 3/22/2005	450,000,000	450,000,000
Landesbank Hessen-Thuringen Girozentrale (London)
2.37%, 2/17/2005	100,000,000	100,000,000
Natexis Banques Populares (Yankee)
2.35%, 2/11/2005	300,000,000	300,000,000
Societe Generale (London)
2.45%, 3/17/2005	350,000,000	350,000,000
Swedbank N.A.
2.32%, 2/3/2005	200,000,000 [a]	199,999,835
Toronto-Dominion Bank (Yankee)
2.45%, 3/23/2005	300,000,000	300,000,000
Unicredito Italiano SpA (Yankee)
2.35%—2.40%, 2/11/2005—2/22/2005	425,000,000	425,000,000
Wachovia Bank N.A.
2.30%, 2/7/2005	200,000,000 [a]	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $4,455,985,451)		4,455,985,451

Commercial Paper—18.9%

Bank of Ireland
2.48%, 3/14/2005	55,700,000	55,543,313
Cafco LLC
2.37%, 2/17/2005	50,000,000 [b]	49,947,556
Citigroup Global Market Holdings Inc.
2.37%, 2/17/2005-2/18/2005	450,000,000	449,514,889
Depfa Bank PLC
2.53%, 3/22/2005	50,000,000	49,828,500
Deutsche Financial LLC Inc.
2.50%, 2/1/2005	300,000,000	300,000,000

12

	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Commercial Paper (continued)

Dresdner U.S. Finance Inc.
2.30%, 2/2/2005	50,000,000	49,996,806
General Electric Capital Corp.
2.48%, 3/15/2005	180,000,000	179,481,300
SEB Funding Inc.
2.53%, 3/22/2005	400,000,000	398,628,000
Societe Generale N.A Inc.
2.35%, 2/11/2005	100,000,000	99,935,000
Ticonderoga Funding
2.49%, 3/14/2005-3/15/2005	53,385,000 [b]	53,232,985
UBS Finance (DE) LLC
2.48%, 2/1/2005	300,000,000	300,000,000
Total Commercial Paper
(cost $1,986,108,349)		1,986,108,349

Corporate Notes—6.7%

Bank of America N.A.
2.31%, 1/19/2006	200,000,000 [a]	200,000,000
Merrill Lynch & Co. Inc.
2.32%, 2/23/2005	500,000,000 [a]	500,000,000
Total Corporate Notes
(cost $700,000,000)		700,000,000

Promissory Notes—1.9%

Goldman Sachs Group Inc.
1.63%, 4/15/2005
(cost $200,000,000)	200,000,000 [c]	200,000,000

U.S. Government Agencies—6.1%

Federal Home Loan Banks, Floating Rate Notes
2.31%, 7/15/2005	300,000,000 [a]	299,952,569
Federal National Mortgage Association,
Floating Rate Notes
1.57%, 5/13/2005	336,500,000	336,500,000
Total U.S. Government Agencies
(cost $636,452,569)		636,452,569

Time Deposits—23.7%

Chase Manhattan Bank USA (Grand Cayman)
2.50%, 2/1/2005	300,000,000	300,000,000
Danske Bank A/S (Grand Cayman)
2.48%, 2/1/2005	200,000,000	200,000,000
Fortis Bank (Grand Cayman)
2.48%, 2/1/2005	300,000,000	300,000,000
Key Bank N.A. (Grand Cayman)
2.50%, 2/1/2005	150,000,000	150,000,000
Manufacturers & Traders Trust Co. (Grand Cayman)
2.50%, 2/1/2005	360,000,000	360,000,000

The Funds 13

STATEMENT OF INVESTMENTS (continued)
	Principal
Dreyfus Cash Management Plus, Inc. (continued)	Amount ($)	Value ($)

Time Deposits (continued)

National City Bank (Grand Cayman)
2.50%, 2/1/2005	300,000,000	300,000,000
PNC Bank N.A. (Nassau)
2.50%, 2/1/2005	400,000,000	400,000,000
Regions Bank (Grand Cayman)
2.50%, 2/1/2005	400,000,000	400,000,000
State Street Bank & Trust Co. (Grand Cayman)
2.50%, 2/1/2005	75,000,000	75,000,000
Total Time Deposits
(cost $2,485,000,000)		2,485,000,000

Total Investments (cost $10,463,546,369)	99.8%	10,463,546,369
Cash and Receivables (Net)	.2%	22,965,415
Net Assets	100.0%	10,486,511,784

[a] Variable interest rate—subject to periodic change.

b Securities exempt from registration, under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.These securities have been determined to be liquid by the Board of Trustees.At January 31, 2005, these securities amounted to $303,180,707 or 2.9% of net assets. c These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale These securities were acquired 4/15/2004 at a cost of $200,000,000.At January 31, 2005, the aggregate value of these securities was $200,000,000 representing 1.9% of net assets and are valued at amortized cost.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	80.6	Finance	6.0
Brokerage	6.6	Asset Backed-Multi-Seller	.5
U.S. Government Agencies	6.1		99.8

† Based on net assets.
See notes to financial statements.

14

STATEMENT OF INVESTMENTS January 31, 2005
	Annualized
	Yield on
	Date of		Principal
Dreyfus Government Cash Management	Purchase (%)		Amount ($)	Value ($)

U.S. Government Agencies—97.2%

Federal Farm Credit Banks, Consolidated
Systemwide Floating Rate Notes
2/8/2005	2.29	[a]	50,000,000	50,000,000
4/15/2005	2.29	[a]	125,000,000	124,997,502
3/21/2006	2.29	[a]	100,000,000	99,988,844
6/1/2006	2.29	[a]	275,000,000	274,999,946
Federal Home Loan Banks, Discount Notes
2/1/2005	2.38		1,495,000,000	1,495,000,000
2/11/2005	2.27		181,000,000	180,886,121
3/9/2005	2.35		33,222,000	33,144,261
4/1/2005	2.03		25,000,000	24,965,511
4/8/2005	2.10		215,629,000	214,808,937
4/13/2005	2.10		106,221,000	105,786,118
4/15/2005	2.10		102,449,000	102,016,772
4/20/2005	2.10		75,000,000	74,662,000
Federal Home Loan Banks, Floating Rate Notes
4/7/2005	2.30	[a]	85,000,000	84,999,990
4/11/2006	2.31	[a]	250,000,000	249,821,556
Federal Home Loan Banks, Notes
2/15/2005	1.23		25,000,000	25,005,763
Federal Home Loan Mortgage Corporation, Discount Notes
2/23/2005	2.34		137,000,000	136,805,346
3/8/2005	2.38		269,000,000	268,381,487
3/15/2005	2.39		26,400,000	26,326,696
Federal National Mortgage Association, Discount Notes
2/7/2005	2.31		625,000,000	624,760,414
2/9/2005	1.87		271,600,000	271,488,356
2/16/2005	2.34		57,894,000	57,837,674
3/16/2005	2.44		150,000,000	149,564,625
3/21/2005	2.43		200,000,000	199,354,667
3/22/2005	2.43		235,000,000	234,225,936
Federal National Mortgage Association, Floating Rate Notes
3/10/2005	2.27	[a]	100,000,000	100,000,000
1/9/2006	2.33	[a]	100,000,000	99,958,000
Total U.S. Government Agencies
(cost $5,309,786,522)				5,309,786,522

The Funds 15

STATEMENT OF INVESTMENTS (continued)
		Annualized
		Yield on
		Date of	Principal
Dreyfus Government Cash Management (continued)		Purchase (%)	Amount ($)	Value ($)

Repurchase Agreement—3.8%

Goldman, Sachs & Co.
dated 1/31/2005, due 2/1/2005 in the amount of $207,012,938
(fully collateralized by $268,001,628 U.S. Treasury Strips,
due 11/15/2007 to 2/15/2015, value $211,140,000)
(cost $207,000,000)		2.25	207,000,000	207,000,000

Total Investments (cost $5,516,786,522)			101.0%	5,516,786,522
Liabilities, Less Cash and Receivables			(1.0%)	(55,913,701)
Net Assets			100.0%	5,460,872,821

[a] Variable interest rate—subject to periodic change.

Portfolio Summary †
	Value (%)			Value (%)

Federal Home Loan Banks	47.4	Federal Home Loan Mortgage Corp.		7.9
Federal National Mortgage Association	31.8	Repurchase Agreement		3.8
Federal Farm Credit Banks	10.1			101.0

† Based on net assets
See notes to financial statements.

16

STATEMENT OF INVESTMENTS January 31, 2005
		Annualized
		Yield on
		Date of	Principal
Dreyfus Government Prime Cash Management		Purchase (%)	Amount ($)	Value ($)

U.S. Government Agencies—100.0%

Federal Farm Credit Banks, Consolidated Systemwide Floating Rate Notes
4/15/2005		2.29 [a]	50,000,000	49,999,001
8/10/2005		2.27 [a]	50,000,000	50,000,000
3/21/2006		2.29 [a]	50,000,000	49,994,422
6/1/2006		2.29 [a]	50,000,000	50,000,000
Federal Farm Credit Banks, Discount Notes
2/3/2005		2.18	100,000,000	99,987,889
2/7/2005		2.19	100,000,000	99,963,500
Federal Home Loan Banks, Discount Notes
2/1/2005		2.38	107,800,000	107,800,000
2/4/2005		2.19	190,000,000	189,965,359
2/11/2005		2.30	225,000,000	224,856,389
3/16/2005		1.96	58,000,000	57,865,601
Federal Home Loan Banks, Notes
2/15/2005		1.23	5,000,000	5,001,152
3/8/2005		1.34	12,510,000	12,508,758
4/1/2005		2.03	50,000,000	49,931,022
Tennessee Valley Authority, Discount Notes
2/24/2005		2.29	50,000,000	49,927,167
3/17/2005		2.38	78,000,000	77,774,060

Total Investments (cost $1,175,574,320)			100.0%	1,175,574,320
Cash and Receivables (Net)			.0%	424,604
Net Assets			100.0%	1,175,998,924

[a] Variable interest rate—subject to periodic change.

Portfolio Summary †
	Value (%)			Value (%)

Federal Home Loan Banks	55.1	Tennessee Valley Authority		10.9
Federal Farm Credit Banks	34.0			100.0

† Based on net assets.
See notes to financial statements.

The Funds 17

STATEMENT OF INVESTMENTS January 31, 2005
	Annualized
	Yield on
	Date of	Principal
Dreyfus Treasury Cash Management	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—60.8%

2/10/2005	1.70	500,600,000	500,388,997
2/17/2005	1.70	50,000,000	49,962,444
2/24/2005	2.12	500,000,000	499,324,056
3/3/2005	2.13	600,000,000	598,935,625
3/17/2005	1.85	100,000,000	99,776,333
3/24/2005	1.90	250,000,000	249,332,218
4/21/2005	2.00	300,000,000	298,696,500
Total U.S. Treasury Bills
(cost $2,296,416,173)			2,296,416,173

Repurchase Agreements—39.3%

ABN AMRO Inc.
dated 1/31/2005, due 2/1/2005 in the amount
of $500,033,472 (fully collateralized by $67,948,000
U.S. Treasury Bills, due 2/3/2005-7/14/2005, and
$312,159,000 U.S. Treasury Bonds, 8.125%-13.25%,
due 5/15/2014-8/15/2019, value $510,000,028)	2.41	500,000,000	500,000,000
Barclays Capital Inc.
dated 1/31/2005, due 2/1/2005 in the amount of $40,002,556
(fully collateralized by $40,865,000 U.S. Treasury Notes,
1.625%, due 1/15/2015, value $40,800,563)	2.30	40,000,000	40,000,000
Goldman, Sachs & Co.
dated 1/31/2005, due 2/1/2005 in the amount of $183,011,438
(fully collateralized by $437,109,000 U.S. Treasury Strips, due
2/15/2019-8/15/2025, value $186,660,329)	2.25	183,000,000	183,000,000
J.P. Morgan Securities Inc.
dated 1/31/2005, due 2/1/2005 in the amount of $260,017,189
(fully collateralized by $261,308,000 U.S. Treasury Notes,
1.50%-6.75%, due 5/15/2005-7/31/2005, value $265,200,525)	2.38	260,000,000	260,000,000
Morgan Stanley Dean Witter & Co.
dated 1/31/2005, due 2/1/2005 in the amount of $500,033,472
(fully collateralized by $917,749,000 U.S. Treasury Strips,
due 11/15/2016-2/15/2020, value $510,745,080)	2.41	500,000,000	500,000,000
Total Repurchase Agreements
(cost $1,483,000,000)			1,483,000,000

Total Investments (cost $3,779,416,173)		100.1%	3,779,416,173
Liabilities, Less Cash and Receivables		(.1%)	(5,201,465)
Net Assets		100.0%	3,774,214,708

Portfolio Summary †
Value (%)			Value (%)

U.S. Treasuries 60.8	Repurchase Agreements backed by U.S. Treasuries		39.3
			100.1

† Based on net assets.
See notes to financial statements.

18

STATEMENT OF INVESTMENTS January 31, 2005
		Annualized
		Yield on
		Date of	Principal
Dreyfus Treasury Prime Cash Management		Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—92.6%

2/3/2005		1.85	5,880,000	5,879,395
2/10/2005		1.79	73,580,000	73,547,215
2/17/2005		1.85	1,650,000	1,648,643
2/24/2005		1.94	350,000,000	349,568,431
3/3/2005		2.11	100,075,000	99,900,039
3/10/2005		1.85	200,000,000	199,623,833
3/17/2005		2.15	608,829,000	607,240,267
3/24/2005		2.18	422,500,000	421,198,600
3/31/2005		2.25	18,000,000	17,934,895
4/28/2005		2.06	150,000,000	149,269,000
Total U.S. Treasury Bills
(cost $1,925,810,318)				1,925,810,318

U.S. Treasury Notes—7.3%

6.50%, 5/15/2005
(cost $151,885,075)		1.97	150,000,000	151,885,075

Total Investments (cost $2,077,695,393)			99.9%	2,077,695,393
Cash and Receivables (Net)			.1%	1,149,317
Net Assets			100.0%	2,078,844,710

Portfolio Summary †
	Value (%)			Value (%)

U.S. Treasury Bills	92.6	U.S. Treasury Notes		7.3
				99.9

† Based on net assets.
See notes to financial statements.

The Funds 19

STATEMENT OF INVESTMENTS January 31, 2005
	Principal
Dreyfus Municipal Cash Management Plus	Amount ($)		Value ($)

Tax Exempt Investments—98.1%

Alabama—3.3%
Columbia Industrial Development Board PCR, Refunding
VRDN (Alabama Power Co. Project) 1.91%	24,600,000	[a]	24,600,000
Arizona—3.9%
Maricopa County Industrial Development Authority
MFHR, VRDN:
Refunding (San Martin Apartments Project) 1.87%
(Insured; FNMA and Liquidity Facility; FNMA)	6,500,000	[a]	6,500,000
(San Clemente Apartments Project) 2.12%
(Insured; FNMA and Liquidity Facility; FNMA)	1,010,000	[a]	1,010,000
Phoenix Civic Improvement Corporation, Airport Revenue
VRDN, Merlots Program 1.96% (Insured; FGIC
Liquidity Facility; Wells Fargo Bank)	4,675,000	[a]	4,675,000
Phoenix Industrial Development Authority, Revenue, VRDN
(Valley of the Sun YMCA Project) 1.90% (LOC; Bank of America)	4,700,000	[a]	4,700,000
Pima County Industrial Development Authority, MFHR
(Windsong Apartments Project) 2%, 2/10/2005	12,500,000	[b]	12,500,000
California—2.8%
FHLMC Multifamily VRDN Certificates, Housing Revenue, VRDN
1.99% (Liquidity Facility; FHLMC and LOC; FHLMC)	16,889,369	[a]	16,889,369
Golden State Tobacco Securitization Corporation, Tobacco
Settlement Revenue, VRDN 1.94% (Liquidity Facility; Merrill Lynch)	4,000,000	[a]	4,000,000
Colorado—4.8%
Colorado Health Facilities Authority, Health Care Facilities Revenue
VRDN (Christian Living Campus) 1.88% (LOC; HSH Nordbank)	9,875,000	[a]	9,875,000
Colorado Housing and Finance Authority, Revenue
VRDN 1.90% (Liquidity Facility; FHLB and LOC; CDC Funding Corp.)	10,000,000	[a]	10,000,000
Denver City and County, Airport Revenue, Refunding
VRDN 1.90% (Insured; MBIA and Liquidity Facility; Bank One)	5,000,000	[a]	5,000,000
Southern Ute Indian Tribe of Southern Ute Indian
Reservation, Industrial Revenue, VRDN 1.95%	11,000,000	[a]	11,000,000
Delaware—.5%
Delaware Economic Development Authority, Private Schools Revenue, VRDN
(St. Anne's Episcopal School Project) 1.95% (LOC; Wilmington Trust Co.)	4,000,000	[a]	4,000,000
Florida—8.7%
Alachua County Health Facilities Authority, Health Care Facilities
Revenue, VRDN (Shands Teaching Hospital) 1.90% (LOC; SunTrust Bank)	20,185,000	[a]	20,185,000
Dade County Industrial Development Authority, Exempt Facilities
Revenue, Refunding, VRDN (Florida Power and Light Co. Project) 1.96%	13,800,000	[a]	13,800,000
Orange County Housing Finance Authority, Homeowner Revenue, VRDN 1.94%
(Insured: FNMA and GNMA and Liquidity Facility; Lehman Liquidity LLC)	5,255,000	[a]	5,255,000
Orange County Industrial Development Authority, IDR, VRDN
(Central Florida YMCA Project) 1.90% (LOC; Bank of America)	4,300,000	[a]	4,300,000
Roaring Fork Municipal Products LLC, Revenue, VRDN:
1.99% (Insured; FNMA and Liquidity Facility; The Bank of New York)	13,565,000	[a]	13,565,000
COP 1.92% (Insured; MBIA and Liquidity Facility; The Bank of New York)	8,150,000	[a]	8,150,000

20

	Principal
Dreyfus Municipal Cash Management Plus (continued)	Amount ($)		Value ($)

Tax Exempt Investments (continued)

Georgia—3.1%
Atlanta Urban Residential Finance Authority, MFHR, VRDN:
(Auburn Glenn Apartments) 1.91% (LOC; Wachovia Bank)	5,000,000	[a]	5,000,000
(Lindbergh City Center Apartments) 1.91% (LOC; Regions Bank)	5,000,000	[a]	5,000,000
County of Fulton, Residential Care Facilities Revenue, Refunding, VRDN
(Lenbrook Square Foundation Inc.) 1.95% (LOC; Dresdner Bank)	3,000,000	[a]	3,000,000
Metropolitan Atlanta Rapid Transit Authority, Transportation Revenue
CP 1.90%, 4/6/2005 (LOC; Dexia Credit Locale)	2,500,000		2,500,000
Municipal Electric Authority of Georgia, Electric Revenue
CP 1.83%, 4/18/2005 (LOC: Bayerische
Landesbank, Wachovia Bank and WestLB AG)	8,000,000		8,000,000
Illinois—7.8%
Village of Channahon, Health Care Facilities Revenue
Refunding, VRDN (Morris Hospital) 1.86% (LOC; US Bank N.A.)	4,545,000	[a]	4,545,000
City of Chicago, IDR, VRDN (Victoria Limited
LLC Project) 1.94% (LOC; ABN-AMRO)	3,800,000	[a]	3,800,000
State of Illinois, GO Notes, VRDN, Merlots Program
1.91% (Insured; FGIC and Liquidity Facility; Wachovia Bank)	5,370,000	[a]	5,370,000
Illinois Educational Facilities Authority, Revenue, VRDN
(Lake Forest Graduate School) 1.86% (LOC; Fifth Third Bank)	5,000,000	[a]	5,000,000
Illinois Finance Authority, Revenue, VRDN (YMCA Metropolitan
Chicago Project) 1.85% (LOC; Bank of Montreal)	16,500,000	[a]	16,500,000
Illinois Health Facilities Authority, Health Care Facilities
Revenue (Evanston Hospital Corp.):
1.89%, 2/17/2005	5,000,000		5,000,000
1.93%, 4/7/2005	5,000,000		5,000,000
CP 2%, 5/12/2005	5,000,000		5,000,000
Upper Illinois River Valley Development Authority, SWDR
VRDN (Exolon-Esk Co. Project) 1.92% (LOC; Bank of America)	8,405,000	[a]	8,405,000
Indiana—3.7%
Indiana Educational Facilities Authority, College and University
Revenue, VRDN (Martin University Project) 1.87% (LOC; Key Bank)	3,370,000	[a]	3,370,000
Indiana Toll Road Commission, Toll Road Revenue, VRDN
Merlots Program 1.91% (Liquidity Facility; Wachovia Bank)	3,350,000	[a,b]	3,350,000
Indianapolis Local Public Improvement Bond Bank, Revenue 3%, 7/6/2005	7,975,000		8,009,526
St. Joseph County, Health Care Facility Revenue, VRDN (South Bend
Medical Foundation Project) 1.92% (LOC; National City Bank)	3,240,000	[a]	3,240,000
County of Vanderburgh, EDR, VRDN (Arbors Apartments
Project) 1.93% (LOC; ABN-AMRO)	9,575,000	[a]	9,575,000
Iowa—2.3%
State of Iowa, TRAN 3%, 6/30/2005	5,000,000		5,023,725
Iowa Finance Authority, SFMR, Banked Securities Program
2.06%, 6/1/2005 (Liquidity Facility; State Street Bank and Trust Co.)	4,500,000		4,500,000
Iowa School Corporations, TAN, Iowa School Cash Anticipation Program
3%, 6/30/2005 (Insured; FSA)	8,000,000		8,032,153

The Funds 21

STATEMENT OF INVESTMENTS (continued)
	Principal
Dreyfus Municipal Cash Management Plus (continued)	Amount ($)		Value ($)

Tax Exempt Investments (continued)

Kansas—.4%
City of Mission, MFHR, Refunding, VRDN
(The Falls Apartments Project) 1.95% (Insured; FNMA)	3,350,000	[a]	3,350,000
Kentucky—4.9%
Kenton County Airport Board, Special Facilities Revenue, VRDN
(Airis Cincinnati LLC) 1.95% (LOC; Deutsche Bank)	27,000,000	[a]	27,000,000
Kentucky Asset Liability Commission, General Fund
Revenue, TRAN 3%, 6/29/2005	10,000,000		10,041,597
Louisiana—2.6%
Calcasieu Parish Industrial Development Board, Environmental Revenue
VRDN (Citgo Petroleum Corp.) 1.99% (LOC; Natexis Banques Populares)	20,000,000	[a]	20,000,000
Maine—1.2%
City of Auburn, Obligation Securities Revenue, VRDN
(J&A Properties) 1.92% (LOC; Citizens Bank of Massachusetts)	2,720,000	[a]	2,720,000
Finance Authority of Maine, Private Schools Revenue
VRDN (Kents Hill School) 1.80% (LOC; Allied Irish Banks)	6,000,000	[a]	6,000,000
Maryland—.3%
Maryland Economic Development Corporation, Revenue, Refunding
VRDN (United Cerebral Palsy Project) 1.96% (LOC; M&T Bank)	2,309,500	[a]	2,309,500
Massachusetts—1.9%
City of Haverhill, GO Notes, BAN 2.25%, 4/1/2005 (Liquidity Facility; Bank of America)	5,065,000		5,073,487
Koch Certificates of Trust, Revenue, VRDN 1.94% (Insured; AMBAC
and Liquidity Facility; State Street Bank & Trust Co.)	1,893,060	[a]	1,893,060
Massachusetts Development Finance Agency, Revenue, VRDN (North Field Mount
Hermon) 1.94% (Insured; Radian Bank and Liquidity Facility; Bank of America)	5,000,000	[a]	5,000,000
Town of Norwell, GO Notes, BAN 2%, 2/17/2005	2,500,000		2,500,093
Michigan—3.8%
State of Michigan, GO Notes 3.50%, 9/30/2005	5,000,000		5,048,702
Michigan Hospital Finance Authority, Revenue, VRDN
Health Care Equipment Loan Program 1.88% (LOC; ABN-AMRO)	5,000,000	[a]	5,000,000
Michigan State Building Authority, LR, CP 1.95%, 4/27/2005 (LOC:
The Bank of New York and State Street Bank and Trust Co.)	6,987,000		6,987,000
Michigan Strategic Fund, LOR, VRDN:
(HME Inc. Project) 1.93% (LOC; Fifth Third Bank)	2,300,000	[a]	2,300,000
(Peckham Vocational Industries Project) 2% (LOC; ABN-AMRO)	2,425,000	[a]	2,425,000
(PFG Enterprises Inc. Project) 2.05% (LOC; Huntington NB)	3,080,000	[a]	3,080,000
Oakland County Economic Development Corporation
LOR, VRDN (Michigan Seamless Tube LLC) 2% (LOC; ABN-AMRO)	4,000,000	[a]	4,000,000
Minnesota—1.5%
Minnesota Housing Finance Agency, Revenue
(Residential Housing Finance):
2.30%, 12/14/2005	5,000,000		5,000,000
VRDN 1.90% (Liquidity Facility; Lloyds TSB Bank PLC)	6,000,000	[a]	6,000,000
Missouri—1.0%
Kansas City Industrial Development Authority, Revenue, VRDN
(Ewing Marion Kaufman Foundation) 1.90%	7,875,000	[a]	7,875,000

22

	Principal
Dreyfus Municipal Cash Management Plus (continued)	Amount ($)		Value ($)

Tax Exempt Investments (continued)

Nebraska—1.3%
Nebraska Educational Finance Authority, College and University Revenue, Refunding
VRDN (Creighton University Project) 1.90% (LOC; Allied Irish Bank PLC)	10,000,000	[a]	10,000,000
New Jersey—.4%
Township of Brick, GO Notes, BAN 2%, 2/11/2005	3,014,000		3,014,351
New Mexico—.8%
County of Dona Ana, IDR, VRDN (Foamex Products Inc.
Project) 1.91% (LOC; Bank of Nova Scotia)	5,900,000	[a]	5,900,000
New York—.5%
New York City Municipal Water Finance Authority, Water and Sewer Revenue, CP
1.85%, 3/3/2005 (Liquidity Facility: Dexia Credit Locale and JPMorgan Chase Bank)	4,000,000		4,000,000
North Carolina—.2%
Burke County Industrial Facilities and Pollution Control
Financing Authority, Industrial Revenue, VRDN (Bauer
Industries Inc. Project) 1.96% (LOC; Bank of Montreal)	1,855,000	[a]	1,855,000
Ohio—7.3%
Akron Bath Copley Joint Township Hospital District, Health Care Facilities
Revenue, VRDN (Summa Health Systems) 1.87% (LOC; Bank One)	10,000,000	[a]	10,000,000
Cleveland City School District, RAN 5.50%, 6/1/2005 (Insured; AMBAC)	3,700,000		3,743,450
Ohio State University, Education Revenue, CP 1.83%, 4/7/2005	9,840,000		9,840,000
Ohio Water Development Authority, Solid Waste Facilities Revenue
VRDN (Pel Technologies Project) 1.92% (LOC; Key Bank)	7,000,000	[a]	7,000,000
University of Akron, College and University Revenue, VRDN
1.84% (Insured; FGIC and Liquidity Facility; Dexia Credit Locale)	24,400,000	[a]	24,400,000
Pennsylvania—8.3%
Bethlehem Area School District, GO Notes, VRDN 1.87% (Insured; FSA
and Liquidity Facility; Dexia Credit Locale)	10,000,000	[a]	10,000,000
Cumberland County, GO Notes, VRDN 1.89% (Insured;
AMBAC and Liquidity Facility; Wachovia Bank)	4,545,000	[a]	4,545,000
Lancaster County Hospital Authority, Health Care Facilities
Revenue, VRDN (Willow Valley Retirement Project)
1.94% (Insured; Radian Bank and Liquidity Facility; Bank of America)	6,000,000	[a]	6,000,000
Langhorne Manor Borough Higher Education and Health Authority, Revenue
VRDN (Heritage Towers Project) 1.90% (LOC; Bank of America)	3,405,000	[a]	3,405,000
Montgomery County Industrial Development Authority, Industrial
Revenue, VRDN (Recigno Laboratories) 2.01% (LOC; Wachovia Bank)	1,840,000	[a]	1,840,000
New Garden General Authority, Revenue, VRDN, Municipal Pooled Financing
Program 1.90% (Insured; FSA and Liquidity Facility; Bank of Nova Scotia)	2,500,000	[a]	2,500,000
Philadelphia Gas Works Authority, Electric Revenue
CP 2.01%, 2/1/2005 (LOC; JPMorgan Chase Bank)	8,000,000		8,000,000
Temple University of the Commonwealth System of Higher Education
College and University Revenue 2.25%, 5/2/2005	10,000,000		10,023,860
West Cornwall Township Municipal Authority, Revenue
VRDN, Pennsylvania General Government Loan Program
1.87% (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	4,700,000	[a]	4,700,000
County of York, TRAN 2.75%, 6/30/2005	11,500,000		11,535,091

The Funds 23

STATEMENT OF INVESTMENTS (continued)
	Principal
Dreyfus Municipal Cash Management Plus (continued)	Amount ($)		Value ($)

Tax Exempt Investments (continued)

Tennessee—2.4%
Montgomery County Public Building Authority, Pooled Financing Revenue
VRDN (Tennessee County Loan Pool) 1.92% (LOC; Bank of America)	18,300,000	[a]	18,300,000
Texas—7.7%
Bexar County Housing Finance Corporation, MFHR, VRDN (Gates
Capernaum Apartments Project) 1.97% (Liquidity Facility; Merrill Lynch)	4,000,000	[a]	4,000,000
Brazos River Authority, PCR, Refunding, VRDN
(TXU Energy Co. Project) 1.90% (LOC; Wachovia Bank)	5,700,000	[a]	5,700,000
Harris County Industrial Development Corporation
SWDR, VRDN (Deer Park Refining) 2.02%	12,000,000	[a]	12,000,000
Lower Colorado River Authority, Electric Revenue, CP
1.90%, 2/9/2005 (Liquidity Facility; JPMorgan Chase Bank)	9,800,000		9,800,000
Revenue Bond Certificate Series Trust, Various States
Revenue, VRDN (Pebble Brooke) 2.15% (GIC; AIG Funding Inc.)	7,000,000	[a]	7,000,000
City of San Antonio, Water and Sewer Revenue
CP 1.90%, 4/11/2005 (Liquidity Facility; Bank of America)	2,000,000		2,000,000
State of Texas, TRAN 3%, 8/31/2005	7,000,000		7,055,744
Texas Department of Housing and Community Affairs
SFMR 1.95%, 8/3/2005 (GIC; CDC Funding Corp.)	3,500,000		3,500,000
University of Texas System Board of Regents
Education Revenue, CP 1.95%, 4/12/2005	7,000,000		7,000,000
Virginia—2.8%
Norfolk Economic Development Authority, New
Empowerment Zone Facility Revenue, VRDN (Metropolitan
Machine Corp. Project) 1.91% (LOC; Wachovia Bank)	7,100,000	[a]	7,100,000
Norfolk Redevelopment and Housing Authority Revenue, VRDN
(Retirement Community) 1.87% (LOC; HSH Nordbank)	10,000,000	[a]	10,000,000
Virginia Beach Development Authority, Industrial Revenue, Refunding
VRDN (Giant Square Shopping Center) 1.91% (LOC; Wachovia Bank)	3,700,000	[a]	3,700,000
Washington—4.6%
Everett Industrial Development Corporation, Exempt Facilities
Revenue, VRDN (Kimberly Clark Corp. Project) 1.90%	3,200,000	[a]	3,200,000
Seattle Housing Authority, Revenue, VRDN (Newholly
Project-Phase III) 1.92% (LOC; Key Bank)	2,450,000	[a]	2,450,000
Washington Economic Development Finance Authority
SWDR, VRDN:
(Cedar Grove Composing Project) 1.91% (LOC; Wells Fargo Bank)	5,900,000	[a]	5,900,000
(Waste Management Project) 1.93% (LOC; Bank of America)	5,500,000	[a]	5,500,000
Washington Housing Finance Commission, MFHR, VRDN:
Refunding (Avalon Ridge Apartments Project) 1.89% (Insured; FNMA)	10,000,000	[a]	10,000,000
(Queen Anne Project) 1.92% (LOC; Bank of America)	7,500,000	[a]	7,500,000

24

	Principal
Dreyfus Municipal Cash Management Plus (continued)	Amount ($)	Value ($)

Tax Exempt Investments (continued)

Wisconsin—1.6%
Prescott School District, BAN 2.30%, 11/1/2005	4,000,000	4,006,530
St. Croix Central School District, BAN 2.75%, 8/1/2005	2,750,000	2,756,934
Sheboygan Area School District, BAN 2.625%, 8/15/2005	5,000,000	5,010,659
Wyoming—1.7%
County of Campbell, IDR (Two Elk Power Generation Project)
2.40%, 12/1/2005 (GIC; Royal Bank of Canada)	12,800,000	12,800,000

Total Investments (cost $739,409,831)	98.1%	739,409,831
Cash and Receivables (Net)	1.9%	14,050,956
Net Assets	100.0%	753,460,787

See footnotes on page 39. See notes to financial statements.
The Funds 25

STATEMENT OF INVESTMENTS January 31, 2005
	Principal
Dreyfus New York Municipal Cash Management	Amount ($)		Value ($)

Tax Exempt Investments—105.2%

Albany Industrial Development Agency
Housing Revenue, VRDN (South Mall Towers Project)
1.88% (Insured; FNMA and Liquidity Facility; FNMA)	5,945,000	[a]	5,945,000
Allegany County, GO Notes, BAN 3.50%, 12/8/2005 (LOC; DEPFA Bank)	3,225,000		3,260,376
Babylon Union Free School District, GO Notes, TAN 3%, 6/29/2005	1,600,000		1,605,770
Bellmore Union Free School District, GO Notes, TAN 2.75%, 6/29/2005	2,900,000		2,907,255
Chautauqua County Industrial Development Agency, Civic Facility
Revenue, VRDN (Gerry Homes Project) 1.85% (LOC; HSBC Bank USA)	14,270,000	[a]	14,270,000
Chemung County Industrial Development Agency
IDR, VRDN, MMARS 2nd Program 1.90% (LOC; HSBC Bank USA)	1,280,000	[a]	1,280,000
East Wilson Union Free School District, GO Notes, TAN 3%, 6/23/2005	2,000,000		2,006,717
Erie County Industrial Development Agency
Civic Facility Revenue, VRDN:
(D'Youville College Project) 1.85% (LOC; HSBC Bank USA)	7,500,000	[a]	7,500,000
(Heritage Center Project) 1.92% (LOC; Key Bank)	2,625,000	[a]	2,625,000
(YMCA of Greater Buffalo Project):
1.85%, Series A (LOC; HSBC Bank USA)	2,100,000	[a]	2,100,000
1.85%, Series B (LOC; HSBC Bank USA)	4,000,000	[a]	4,000,000
Herkimer County Industrial Development Agency, IDR, VRDN
(F.E. Hale Manufacturing Co.) 1.90% (LOC; HSBC Bank USA)	2,610,000	[a]	2,610,000
Islip Industrial Development Agency, IDR, VRDN (Brentwood
Distribution Co. Facility) 1.87% (LOC; Bank of America)	3,750,000	[a]	3,750,000
Kings Park Central School District, GO Notes
TAN 3%, 6/29/2005	3,600,000		3,611,962
Metropolitan Transportation Authority, Transportation Revenue:
CP:
1.82%, 2/10/2005 (LOC; ABN-AMRO)	5,000,000		5,000,000
1.88%, 3/9/2005 (LOC; ABN-AMRO)	3,500,000		3,500,000
1.95%, 4/7/2005 (LOC; ABN-AMRO)	6,300,000		6,300,000
1.88%, 4/11/2005 (LOC; ABN-AMRO)	15,000,000		15,000,000
1.92%, 6/10/2005 (LOC; ABN-AMRO)	13,000,000		13,000,000
VRDN 1.87% (Insured; AMBAC and
Liquidity Facility; The Bank of New York)	5,670,000	[a]	5,670,000
Monroe County Industrial Development Agency, VRDN:
Industrial Revenue:
(Chaney Enterprise) 2.04% (LOC; M&T Bank)	2,850,000	[a]	2,850,000
(Genesee Metal Stampings) 1.95% (LOC; HSBC Bank USA)	1,000,000	[a]	1,000,000
LR (Robert Weslayan College) 1.90% (LOC; M&T Bank)	2,900,000	[a]	2,900,000
Monroe Tobacco Asset Securitization Corporation, Tobacco
Settlement Revenue, VRDN 1.94% (Liquidity Facility; WestLB AG)	3,000,000	[a]	3,000,000
Mount Pleasant Central School District, GO Notes
BAN 3%, 5/27/2005	3,500,000		3,515,904
Nassau County Industrial Development Agency
VRDN:
Civic Facility Revenue (St. Mary's Children Project) 1.89% (LOC; Commerce Bank)	2,170,000	[a]	2,170,000
Revenue 1.94% (Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	5,000,000	[a]	5,000,000
City of New York, GO Notes:
4%, 8/1/2005	5,000,000		5,048,239
6.375%, 2/15/2006	2,600,000	[b]	2,630,421
8%, 8/1/2005 (Insured; MBIA)	4,000,000		4,117,699
5%, Series C 8/1/2005	10,000,000		10,155,620

26

	Principal
Dreyfus New York Municipal Cash Management (continued)	Amount ($)		Value ($)

Tax Exempt Investments (continued)

City of New York, GO Notes (continued):
5%, Series G 8/1/2005	12,000,000		12,177,721
CP 2.02%, 7/19/2005 (Insured; MBIA and Liquidity
Facility; Landesbank-Hessen Thuringen Girozentrale)	5,000,000		5,000,000
VRDN:
1.90% (Liquidity Facility; Merrill Lynch)	7,000,000	[a]	7,000,000
1.91% (Liquidity Facility; Citigroup Inc.)	5,000,000	[a]	5,000,000
New York City Industrial Development Agency:
IDR (Yedid Brothers Realty Associates) 1.20%
11/1/2005 (LOC; Bank of America)	1,190,000		1,190,000
VRDN:
Civic Facility Revenue:
(Birch Wathen Lenox School Project) 1.85% (LOC; Allied Irish Bank)	2,625,000	[a]	2,625,000
(Brooklyn United Methodist Project) 1.85%
(LOC; The Bank of New York)	3,745,000	[a]	3,745,000
(Jewish Community Center) 1.90% (LOC; M&T Bank)	5,000,000	[a]	5,000,000
(Jewish Community Center of Manhattan) 1.90% (LOC; M&T Bank)	1,400,000	[a]	1,400,000
(Village Community School Project) 1.90% (LOC; M&T Bank)	2,470,000	[a]	2,470,000
IDR, Refunding (Plaza Packaging Project)
2% (LOC; The Bank of New York)	1,650,000	[a]	1,650,000
Special Facilities Revenue (Korean Airlines Co.):
1.86%, Series A (LOC; Rabobank)	2,400,000	[a]	2,400,000
1.86%, Series C (LOC; Rabobank)	5,000,000	[a]	5,000,000
New York City Municipal Water Finance Authority
Water and Sewer System Revenue:
6%, 6/15/2005	1,500,000	[b]	1,537,090
CP 1.85%, 3/3/2005 (Liquidity Facility: Dexia
Credit Locale and JPMorgan Chase Bank)	11,500,000		11,500,000
New York City Transitional Finance Authority
VRDN:
Income Tax Revenue 1.88% (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	2,975,000	[a]	2,975,000
Revenue 1.88% (Liquidity Facility; The Bank of New York)	3,150,000	[a]	3,150,000
New York Counties Tobacco Trust I, Revenue, VRDN 1.94%
(Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)	8,000,000	[a]	8,000,000
New York State Dormitory Authority, Revenue:
(Mental Health Services Facility) 5%, 2/15/2005	1,000,000		1,001,166
VRDN:
(Mental Health Services) 1.82% (Liquidity Facility; HSBC Bank USA)	5,000,000	[a]	5,000,000
(Park Ridge Hospital Inc.) 1.85% (LOC; JPMorgan Chase Bank)	11,000,000	[a]	11,000,000
(Pratt Institute) 1.89% (Insured; Radian Bank and Liquidity Facility; Citibank)	6,500,000	[a]	6,500,000
New York State Environmental Authority, GO Notes, CP:
1.92% 4/7/2005 (LOC: Helaba Bank and Bayerische Landesbank)	13,400,000		13,400,000
1.90% 4/8/2005 (LOC: Helaba Bank and Bayerische Landesbank)	16,000,000		16,000,000
New York State Housing Finance Agency, VRDN:
LR 1.90% (Liquidity Facility; Merrill Lynch)	4,990,000	[a]	4,990,000
Revenue:
(240 E 39th Street Housing) 1.88% (LOC; FNMA)	8,100,000	[a]	8,100,000
(400 3rd Avenue Apartments) 1.87% (LOC; Key Bank)	4,500,000	[a]	4,500,000
(Biltmore Tower Housing) 1.85% (Insured; FNMA and Liquidity Facility; FNMA)	16,000,000	[a]	16,000,000
(Rip Van Winkle House) 1.88% (Insured; FHLMC and Liquidity Facility; FHLMC)	5,700,000	[a]	5,700,000
(Saville Housing) 1.85% (LOC; Bank of America)	14,400,000	[a]	14,400,000

The Funds 27

STATEMENT OF INVESTMENTS (continued)
	Principal
Dreyfus New York Municipal Cash Management (continued)	Amount ($)		Value ($)

Tax Exempt Investments (continued)

New York State Power Authority, GO Notes
1.35%, 3/1/2005	2,500,000		2,497,962
New York State Thruway Authority
Highway Tolls Revenue:
2%, 4/1/2005	7,335,000		7,340,556
4%, 4/1/2005	5,805,000		5,824,725
Ontario County Industrial Development Agency, IDR
VRDN (Dixit Enterprises) 1.90% (LOC; HSBC Bank USA)	3,090,000	[a]	3,090,000
Port Authority of New York and New Jersey, Transportation
Revenue, CP 1.75%, 2/8/2005 (Liquidity Facility:
Bank of Novia Scotia, JPMorgan Chase Bank and Lloyds Bank)	15,500,000		15,500,000
Poughkeepsie Industrial Development Agency, Senior Living Facility Revenue
VRDN (Manor at Woodside Project) 1.90% (LOC; The Bank of New York)	5,000,000	[a]	5,000,000
Renesselaer Industrial Development Agency, IDR (Capital View
Office Park Project) 2.55%, 12/31/2005 (LOC; M&T Bank)	5,375,000		5,375,000
County of Rockland, GO Notes, TAN 2%, 3/24/2005	5,500,000		5,503,888
South Colonie Central School District, GO Notes, RAN 2.50%, 2/25/2005	4,400,000		4,402,901
Suffolk County Industrial Development Agency, IDR, VRDN (Belmont
Villas LLC Facility) 1.88% (Insured; FNMA and Liquidity Facility; FNMA)	6,000,000	[a]	6,000,000
City of Syracuse, GO Notes, RAN 3%, 6/30/2005 (LOC; DEPFA Bank)	5,000,000		5,023,923
Syracuse Industrial Development Agency, Civic Facility Revenue, VRDN
(Community Development Properties-Larned Project) 1.95% (LOC; M&T Bank)	6,525,000	[a]	6,525,000
Tobacco Settlement Financing Authority, Revenue, VRDN
1.92% (Insured; AMBAC and Liquidity Facility; Merrill Lynch)	3,420,000	[a]	3,420,000
Tompkins County Industrial Development Agency, College and University
Revenue, VRDN (Cortland College) 1.85% (LOC; HSBC Bank USA)	4,540,000	[a]	4,540,000
Ulster County Industrial Development Agency, IDR, VRDN
(Selux Corp. Project) 1.99% (LOC; The Bank of New York)	2,085,000	[a]	2,085,000
Westchester County Industrial Development Agency
VRDN:
Civic Facility Revenue:
(The Masters School) 1.85% (LOC; Allied Irish Bank)	3,545,000	[a]	3,545,000
(Young Men's Christian Association) 1.87% (LOC; Allied Irish Bank)	3,500,000	[a]	3,500,000
Commercial Facility Revenue (Panorama Flight
Service Inc. Project) 1.90% (LOC; The Bank of New York)	5,010,000	[a]	5,010,000
Yonkers Industrial Development Agency, Revenue, VRDN, Merlots
Program 1.93% (LOC; GNMA and Liquidity Facility; Wachovia Bank)	4,215,000	[a]	4,215,000

Total Investments (cost $435,139,458)	105.2%		435,139,895
Liabilities Less Cash and Receivables	(5.2%)		(21,605,766)
Net Assets	100.0%		413,534,129

See notes on page 39.
See notes to financial statements.

28

STATEMENT OF INVESTMENTS January 31, 2005
	Principal
Dreyfus Tax Exempt Cash Management	Amount ($)		Value ($)

Tax Exempt Investments—101.9%

Alabama—4.3%
DCH Health Care Authority, Health Care Facilities Revenue
VRDN 1.84% (LOC; Regions Bank)	10,000,000	[a]	10,000,000
Jefferson County, Sewer Revenue, Refunding, VRDN:
1.83% (Insured; XL Capital Assurance and Liquidity Facility; Regions Bank)	26,585,000	[a]	26,585,000
1.88% (Insured; XL Capital Assurance and Liquidity Facility; Societe Generale)	10,000,000	[a]	10,000,000
1.89% (Insured; XL Capital Assurance and Liquidity Facility; Bank of Nova Scotia)	43,700,000	[a]	43,700,000
1.89% (Insured; XL Capital Assurance and Liquidity Facility; JPMorgan Chase Bank)	25,000,000	[a]	25,000,000
University of Alabama, General Revenue, VRDN 1.84%
(Insured; MBIA and Liquidity Facility; South Trust Bank)	16,000,000	[a]	16,000,000
Alaska—.2%
Alaska Housing Finance Corporation, Revenue
(State Capital Project) 5.50%, 6/1/2005 (Insured; MBIA)	5,160,000		5,219,249
Arizona—.6%
Salt River Project, Water and Sewer Revenue, CP 1.90%, 4/7/2005
(Liquidity Facility: Bank of America, Bank One, JPMorgan Chase Bank,
Marshall & Ilsley Bank, The Bank of New York and Wells Fargo Bank)	17,006,000		17,006,000
Colorado—2.2%
County of Arapahoe, MFHR, Refunding, VRDN
(Stratford Station Project) 1.85% (Insured; FNMA)	5,655,000	[a]	5,655,000
Colorado Health Facilities Authority, Revenue, VRDN
(Sisters Charity Health System) 1.83%	20,000,000	[a]	20,000,000
Denver Urban Renewal Authority, Tax Increment Revenue
VRDN 1.93% (Liquidity Facility; Merrill Lynch)	12,495,000	[a]	12,495,000
Lower Colorado River Authority, Electric Revenue, CP (LCRA
Transport) 1.90%, 2/9/2005 (LOC; JPMorgan Chase Bank)	28,000,000		28,000,000
Connecticut—.2%
Regional School District No. 010, GO Notes, BAN 3%, 8/15/2005	5,000,000		5,023,713
Delaware—.5%
Delaware Economic Development Authority, MFHR, VRDN
(School House Project) 1.85% (LOC; HSBC Bank USA)	13,500,000	[a]	13,500,000
District of Columbia—.9%
District of Columbia, VRDN:
Enterprise Zone Revenue (United Planning Organization) 1.94% (LOC;	10,195,000	[a]	10,195,000
GO Notes, Merlots Program 1.91% (Insured; AMBAC
M&T Bank) and Liquidity Facility; Wachovia Bank)	7,330,000	[a]	7,330,000
Revenues (American Public Health Association) 1.87% (LOC; PNC Bank)	9,485,000	[a]	9,485,000
Florida—6.7%
Alachua County Health Facilities Authority, Revenue, VRDN
(Oak Hammock University Florida Project) 1.90% (LOC; BNP Paribas)	1,800,000	[a]	1,800,000
Brevard County Health Facilities Authority, Revenue, Refunding
VRDN (Health First Inc. Project) 1.91% (LOC; Suntrust Bank)	16,915,000	[a]	16,915,000
Broward County Health Facilities Authority, Revenue, Refunding, VRDN (John Knox
Village Florida Project) 2.02% (Insured; Radian Bank and Liquidity Facility; Sun Trust Bank)	21,985,000	[a]	21,985,000
Capital Projects Finance Authority, Revenue, VRDN
Capital Projects Loan Program 1.87% (Insured; FSA and LOC; SunTrust Bank)	8,305,000	[a]	8,305,000
Charlotte County School District, Revenue, TAN 3%, 6/30/2005	13,950,000		14,014,705

The Funds 29

STATEMENT OF INVESTMENTS (continued)
	Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)		Value ($)

Tax Exempt Investments (continued)

Florida (continued)
Florida Municipal Power Agency, Electric Revenue
CP 1.90%, 4/6/2005 (LOC; Wachovia Bank)	4,210,000		4,210,000
Jacksonville Electric Authority, Electric Revenue, CP:
1.85%, 3/3/2005 (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	22,200,000		22,200,000
1.85%, 3/3/2005 (Liquidity Facility; WestLB AG)	7,200,000		7,200,000
1.90%, 3/3/2005 (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	15,000,000		15,000,000
(Mayo Foundation) 1.88%, 2/17/2005	20,445,000		20,445,000
Kissimmee Utilities Authority, Electric Revenue
CP 1.75%, 2/22/2005 (Liquidity Facility; JPMorgan Chase Bank)	30,900,000		30,900,000
Martin County, PCR, VRDN (Florida Power & Light Co. Project) 2%	10,100,000	[a]	10,100,000
Orange County Health Facility Authority, Health Care Facilities Revenue
Refunding (Pool Education Hospital) 1.95%, 3/24/2005 (LOC; SunTrust Bank)	14,700,000		14,700,000
Saint Lucie County, Revenue, VRDN (Sage Living
Center Project) 1.89% (LOC; Regions Bank)	4,445,000	[a]	4,445,000
City of Tampa, Educational Facilities Revenue, VRDN
(Trinity School for Children Project) 1.89% (LOC; Regions Bank)	5,255,000	[a]	5,255,000
Tampa Bay Water, Utility System Revenue, VRDN, Merlots Program
1.91% (Insured; FGIC and Liquidity Facility; Wachovia Bank)	5,685,000	[a]	5,685,000
Georgia—4.7%
County of Fulton, Residential Care Facilities, Revenue, VRDN:
(Canterbury Court Project) 1.88% (LOC; HSH Nordbank AG)	7,500,000	[a]	7,500,000
Refunding (Lenbrook Square Foundation) 1.95% (LOC; Dresdner Bank AG)	2,300,000	[a]	2,300,000
State of Georgia, GO Notes:
6.25%, 4/1/2005	5,000,000		5,035,477
4%, 8/1/2005	4,815,000		4,867,003
6.25%, 8/1/2005	9,730,000		9,935,089
Metropolitan Atlanta Rapid Transit Authority, Transportation
Revenue, CP:
1.77%, 3/10/2005 (LOC; Dexia Credit Locale)	5,000,000		5,000,000
1.91%, 3/10/2005 (LOC; Dexia Credit Locale)	9,000,000		9,000,000
Municipal Electric Authority, Electric Revenue, CP:
1.82%, 2/14/2005 (LOC; Landesbank-Hessen Thuringen Girozentrale)	21,050,000		21,050,000
1.80%, 4/18/2005 (LOC: Bayerische Landesbank, Wachovia Bank and WestLB AG)	50,000,000		50,000,000
1.83%, 4/18/2005 (LOC: Bayerische Landesbank, Wachovia Bank and WestLB AG)	17,000,000		17,000,000
1.90%, 4/18/2005 (LOC: Bayerische Landesbank, Wachovia Bank and WestLB AG)	10,000,000		10,000,000
Hawaii—.2%
Honolulu City and County, GO Notes
2.28%, 12/1/2005 (Insured; FGIC and Liquidity Facility; FGIC)	4,700,000		4,700,000
Idaho—.1%
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
VRDN (Albertson College of Idaho Project) 1.87% (LOC; Key Bank)	4,250,000	[a]	4,250,000
Illinois—8.0%
Channahon, Revenue, VRDN (Morris Hospital) 1.86% (LOC; U.S. Bank NA)	5,670,000	[a]	5,670,000
City of Chicago, GO Notes, VRDN 1.85% (Insured; FGIC and Liquidity
Facility; Landesbank Baden-Wuerttemberg)	13,000,000	[a]	13,000,000
City of Chicago Water System, Water and Sewer Revenue
CP 1.83% 4/6/2005 (LOC; BNP Paribas)	8,000,000		8,000,000

30

	Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)		Value ($)

Tax Exempt Investments (continued)

Illinois (continued)
State of Illinois, GO Notes:
6%, 9/1/2005	5,850,000		5,983,826
VRDN, Merlots Program:
1.91% (Insured; FSA and Liquidity Facility; Wachovia Bank)	16,925,000	[a]	16,925,000
1.91% (Insured; MBIA and Liquidity Facility; Wachovia Bank)	9,970,000	[a]	9,970,000
Illinois Health Facilities Authority, Revenues:
(Evanston Hospital Corp.):
1.89%, 2/17/2005	15,000,000		15,000,000
1.85%, 3/10/2005, Series 87 A	10,000,000		10,000,000
1.85%, 3/10/2005, Series 87 B	10,000,000		10,000,000
1.85%, 3/10/2005, Series 87 C	10,000,000		10,000,000
1.88%, 3/17/2005	16,000,000		16,000,000
1.60%, 3/31/2005	12,000,000		12,000,000
1.93%, 4/7/2005	20,000,000		20,000,000
CP 2%, 5/12/2005	20,000,000		20,000,000
VRDN:
(Franciscan Eldercare Service) 1.85% (LOC; ABN-AMRO)	10,800,000	[a]	10,800,000
(Rehabilitation Institute of Chicago Project)
1.85% (LOC; Bank of America)	45,100,000	[a]	45,100,000
Regional Transportation Authority, GO Notes
VRDN, Merlots Program:
1.91%, Series A-24 (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	10,150,000	[a]	10,150,000
1.91%, Series A-73 (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	4,935,000	[a]	4,935,000
Indiana—2.1%
Indiana Development Finance Authority, Industrial Revenue, VRDN
(Eiteljorg Museum) 1.85% (LOC; Bank One)	10,000,000	[a]	10,000,000
Indiana Health Facility Financing Authority:
Health Facility Revenue, VRDN
(Clark Memorial Hospital Project) 1.95% (LOC; Bank One)	8,960,000	[a]	8,960,000
Revenue (Ascension Health Credit) 1.05%, 3/1/2005	3,650,000		3,646,496
Indianapolis Local Public Improvement Bond Bank, Revenue
3%, 7/6/2005	40,000,000		40,173,172
Iowa—2.0%
State of Iowa, GO Notes, TRAN 3%, 6/30/2005	18,000,000		18,085,410
Iowa School Corporations Warrant Certificates
GO Notes, TAN, Iowa Schools Cash Anticipation
Program 3%, 6/30/2005 (Insured; FSA)	15,000,000		15,060,288
Louisa County, PCR, Refunding, VRDN
(Midwest Power System Inc. Project) 1.90%	27,900,000	[a]	27,900,000
Kansas—.9%
Kansas City, MFHR, Refunding, VRDN
(Wood View Apartments Project) 1.87% (Liquidity Facility; FHLB)	10,195,000	[a]	10,195,000
Midwest Tax-Exempt Bond Grantor Trust, Revenue
VRDN 2.09% (LOC; Huntington NB)	8,575,450	[a]	8,575,450
Wyandotte County-Kansas City Unified Government
GO Notes 1.35%, 4/1/2005	10,000,000		9,996,784

The Funds 31

STATEMENT OF INVESTMENTS (continued)
	Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)		Value ($)

Tax Exempt Investments (continued)

Kentucky—4.5%
Elliot County, Residential Mortgage Revenue, VRDN
2% (GIC; Bayerische Landesbank)	9,000,000	[a]	9,000,000
Jefferson County, VRDN:
Retirement Home Revenue
(Nazareth Library Project) 1.86% (LOC; Fifth Third Bank)	12,865,000	[a]	12,865,000
Student Housing Industrial Building Revenue (University
of Louisville Project) 1.86% (LOC; Wachovia Bank)	19,705,000	[a]	19,705,000
Kentucky Asset-Liability Commission, General
Fund Revenue, TRAN 3%, 6/29/2005	30,000,000		30,125,879
Lexington-Fayette Urban County Government, Educational Building Revenue
Refunding, VRDN (Lexington Christian) 1.86% (LOC; Fifth Third Bank)	4,665,000	[a]	4,665,000
Madison County, Residential Mortgage Revenue, VRDN
2% (GIC; Bayerische Landesbank)	9,000,000	[a]	9,000,000
Morehead League of Cities Funding Trust, Lease Program
Revenue, VRDN 1.86% (LOC; U.S. Bank NA)	10,000,000	[a]	10,000,000
Newport, GO Notes, BAN 2.30%, 12/1/2005	11,800,000		11,800,000
Warren County, Hospital Facility Revenue, VRDN
(Bowling Green-Warren County) 1.95% (LOC; Branch Banking and Trust)	30,000,000	[a]	30,000,000
Louisiana—2.1%
Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenues, VRDN, Merlots Program 1.91%
(Insured; AMBAC and Liquidity Facility; Wachovia Bank)	8,150,000	[a]	8,150,000
Louisiana Public Facilities Authority, VRDN:
HR, Refunding, Hospital Equipment Financing
Program 1.85% (LOC; Bank One)	36,000,000	[a]	36,000,000
LR 1.89% (Liquidity Facility; Societe Generale)	10,000,000	[a]	10,000,000
Tobacco Settlement Financing Corporation, Revenue, VRDN
2% (Liquidity Facility; Merrill Lynch)	9,115,000	[a]	9,115,000
Maryland—2.2%
Frederick County, Industrial Revenue, Refunding, VRDN
(Manekin-Frederick Facility) 1.96% (LOC; M&T Bank)	2,975,000	[a]	2,975,000
Maryland Economic Development Corporation, Revenue
VRDN (Legal Aid Bureau Inc. Facility) 1.96% (LOC; M&T Bank)	2,700,000	[a]	2,700,000
Maryland Health and Higher Educational Facilities Authority
Revenue, VRDN:
(Mercy Ridge) 1.85% (LOC; M&T Bank)	19,745,000	[a]	19,745,000
(Suburban Hospital) 1.87% (Liquidity Facility; M&T Bank)	35,230,000	[a]	35,230,000
Montgomery County, EDR, VRDN 1.88% (LOC; M&T Bank)	6,000,000	[a]	6,000,000
Massachusetts—8.6%
Blackstone Valley Vocational Regional School District
GO Notes, BAN 1.75%, 3/11/2005	10,000,000		10,005,954
Clinton, GO Notes, BAN 2.50%, 5/4/2005	8,000,000		8,009,280
Town of Framingham, GO Notes, BAN
2.75%, 3/1/2005	7,570,000		7,575,215
Leominster, GO Notes, BAN 2.75%, 5/12/2005	14,000,000		14,035,193
State of Massachusetts, CP:
1.92%, 2/1/2005 (LOC; Bayerische Landesbank)	51,000,000		51,000,000
1.88%, 2/10/2005 (LOC; Bayerische Landesbank)	11,000,000		11,000,000

32

	Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)		Value ($)

Tax Exempt Investments (continued)

Massachusetts (continued)
Massachusetts Development Finance Agency, VRDN:
College and University Revenue (Suffolk University) 1.94% (Insured; Radian
Bank and Liquidity Facility: Bank of America and State Street Bank and Trust Co.)	32,000,000	[a]	32,000,000
Revenue:
(Brooksby Village Inc. Project) 1.83% (LOC; ABN-AMRO)	7,000,000	[a]	7,000,000
(Lesley University) 1.89% (LOC; Bank of America)	7,800,000	[a]	7,800,000
(Northfield Mount Harmon) 1.94% (Insured; Radian Bank
and Liquidity Facility; Bank of America)	15,000,000	[a]	15,000,000
Massachusetts Health & Educational Facilities Authority, Revenue
VRDN:
(Cape Cod Healthcare System) 1.93% (Insured; Assured
Guaranty and Liquidity Facility; Bank of America)	15,000,000	[a]	15,000,000
(Partners Healthcare System) 1.82%
(Liquidity Facility; JPMorgan Chase Bank)	30,000,000	[a]	30,000,000
Medford, GO Notes, BAN 3%, 4/1/2005	31,790,000		31,869,829
Milton, GO Notes, BAN 1.75%, 3/11/2005	8,000,000		7,998,433
Newton, GO Notes, BAN 2%, 8/15/2005	6,180,000		6,186,457
Weymouth, GO Notes, BAN 2.85%, 3/10/2005	8,800,000		8,809,148
Michigan—4.5%
City of Detroit, Sewage Disposal Revenue, VRDN, Merlots Program:
1.91% (Insured; FGIC and Liquidity Facility; Wachovia Bank)	22,075,000	[a]	22,075,000
1.91% (Insured; MBIA and Liquidity Facility; Wachovia Bank)	10,255,000	[a]	10,255,000
Detroit Downtown Development Authority, LR, Refunding, VRDN
(Millender Center Project) 1.85% (LOC; HSBC Bank USA)	17,200,000	[a]	17,200,000
Detroit Water Supply System, Water Revenue, VRDN, Merlots Program
1.91% (Insured; MBIA and Liquidity Facility; Wachovia Bank)	10,485,000	[a]	10,485,000
State of Michigan, GO Notes 3.50%, 9/30/2005	20,000,000		20,194,808
Michigan Hospital Finance Authority, Revenue, VRDN
Healthcare Equipment Loan Program:
1.88% (LOC; ABN-AMRO)	9,900,000	[a]	9,900,000
1.88% (LOC; Fifth Third Bank)	38,400,000	[a]	38,400,000
2.02% (LOC; Fifth Third Bank)	5,000,000	[a]	5,000,000
Michigan Strategic Fund, Recreational Revenue, VRDN
(Detroit Symphony Orchestra) 1.90% (LOC; ABN-AMRO)	4,505,000	[a]	4,505,000
Minnesota—.2%
Minnesota Higher Education Facilities Authority, Revenue, VRDN
(College of State Scholastica) 1.90% (LOC; Marshall & Ilsley Bank)	6,000,000	[a]	6,000,000
Mississippi—1.0%
Medical Center Educational Building Corporation, Revenue
VRDN (Pediatric and Research Facilities Project)
1.84% (Insured; AMBAC and Liquidity Facility; Bank One)	16,000,000	[a]	16,000,000
Mississippi Development Bank, Special Obligation Revenue, VRDN, Merlots
Program 1.91% (Insured; AMBAC and Liquidity Facility; Wachovia Bank)	7,500,000	[a]	7,500,000
Mississippi Hospital Equipment and Facilities Authority, Revenue, VRDN
(Mississippi Methodist Hospital) 1.95% (LOC; First Tennessee Bank)	6,200,000	[a]	6,200,000
Montana—.4%
Montana Facility Finance Authority, Revenue, VRDN
(Sisters Charity Health System) 1.83%	13,210,000	[a]	13,210,000

The Funds 33

STATEMENT OF INVESTMENTS (continued)
	Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)		Value ($)

Tax Exempt Investments (continued)

Nebraska—1.0%
Nebhelp Inc., Revenue, VRDN 1.90% (Insured;
MBIA and Liquidity Facility; Lloyds TSB Bank)	31,780,000	[a]	31,780,000
Nevada—.3%
Clark County School District, GO Notes, VRDN 1.91%
(Insured; FSA and Liquidity Facility; Wachovia Bank)	9,955,000	[a]	9,955,000
New Hampshire—1.1%
State of New Hampshire, GO Notes, RAN 2.20%, 6/1/2005	25,000,000		25,008,039
New Hampshire Health and Education Authority
HR, VRDN (Wentworth Douglass Hospital) 2% (Insured;
Radian Bank and Liquidity Facility; Bank of America)	10,000,000	[a]	10,000,000
New Jersey—.5%
Township of Brick, GO Notes, BAN 2%, 2/11/2005	5,000,000		5,000,582
Township of East Brunswick, GO Notes, BAN 1.75%, 3/18/2005	8,800,000		8,805,341
New Mexico—.7%
State of New Mexico, GO Notes, TRAN 3%, 6/30/2005	20,000,000		20,087,457
New York—4.4%
Metropolitan Transportation Authority:
CP:
1.80%, 4/7/2005 (LOC; ABN-AMRO)	10,000,000		10,000,000
1.92%, 6/10/2005 (LOC; ABN-AMRO)	7,000,000		7,000,000
VRDN (New York Dedicated Tax Fund) 1.98%
(Insured; AMBAC and Liquidity Facility; Wachovia Bank)	25,000,000	[a]	25,000,000
Nassau County Tobacco Settlement Corporation, Revenue
VRDN 1.94% (Liquidity Facility; Merrill Lynch)	7,590,000	[a]	7,590,000
City of New York, GO Notes:
4%, 8/1/2005	5,000,000		5,048,239
CP 2.02%, 7/19/2005 (Insured; MBIA and Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	10,000,000		10,000,000
VRDN 1.82% (LOC; JPMorgan Chase Bank)	14,900,000	[a]	14,900,000
New York Counties Tobacco Trust I, Revenue, VRDN
1.94% (Liquidity Facility; Merrill Lynch)	21,525,000	[a]	21,525,000
New York Power Authority, GO Notes, VRDN 1.39%	21,500,000	[a]	21,482,471
Tobacco Settlement Financing Corporation, Revenue, VRDN
1.92% (Liquidity Facility: Landesbank Hessen-Thuringen
Girozentrale and Merrill Lynch)	10,000,000	[a]	10,000,000
Ohio—3.3%
Akron Bath Copley Joint Township Hospital District, Health Care
Facilities Revenue, VRDN (Sumner Project) 1.87% (LOC; KBC Bank)	7,100,000	[a]	7,100,000
Cincinatti City School District, GO Notes, BAN
(School Energy Conservation) 2.50%, 9/9/2005	5,300,000		5,312,196
Franklin County, Health Care Facilities Revenue, VRDN
(Creekside at the Village Project) 1.87% (LOC; Key Bank)	7,250,000	[a]	7,250,000
Hamilton County, Hospital Facilities Revenue, VRDN
(Children's Hospital Medical Center) 1.85% (LOC; U.S. Bank NA)	21,550,000	[a]	21,550,000
Ohio State Higher Educational Facility, College and University Revenue
VRDN (Ashland University Project) 1.89% (LOC; Key Bank)	5,000,000	[a]	5,000,000

34

	Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)		Value ($)

Tax Exempt Investments (continued)

Ohio (continued)
Ohio State University, Educational Revenue
CP 1.75%, 2/14/2005	24,000,000		24,000,000
University of Akron, College and
University Revenue, VRDN 1.84% (Insured; FGIC
and Liquidity Facility; Dexia Credit Locale)	30,000,000	[a]	30,000,000
Oklahoma—.3%
Tulsa County Industrial Authority, Capital Improvements
Revenue, 2.05%, 5/15/2005 (Liquidity Facility; Bank of America)	10,000,000		10,000,000
Oregon—.5%
Portland Sewer System, Sewer Revenue
3%, 10/1/2005 (Insured; FSA)	5,010,000		5,042,771
Salem Hospital Facility Authority, Revenue, Refunding, VRDN
(Capital Manor Inc. Project) 1.89% (LOC; Bank of America)	9,550,000	[a]	9,550,000
Pennsylvania—16.6%
Bethlehem Area School District, GO Notes, VRDN
1.87% (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	20,000,000	[a]	20,000,000
Chester County Health and Education Facilities Authority
Retirement Community Revenue, VRDN (Kendal-Cosslands
Communities Project) 1.88% (LOC; Allied Irish Bank)	10,000,000	[a]	10,000,000
Cumberland County, GO Notes, VRDN 1.89% (Insured;
AMBAC and Liquidity Facility; Wachovia Bank)	3,170,000	[a]	3,170,000
Dallastown Area School District, GO Notes, VRDN
1.89% (Insured; FGIC and Liquidity Facility; BNP Paribas)	4,800,000	[a]	4,800,000
Dauphin County General Authority, Revenue, VRDN:
1.90%, Sub-Series H (Insured; FSA and Liquidity Facility:
Bank of Nova Scotia and KBC Bank)	77,600,000	[a]	77,600,000
1.90%, Sub-Series I (Insured; FSA and Liquidity Facility:
Bank of Nova Scotia and KBC Bank)	14,640,000	[a]	14,640,000
School District Pooled Financing Program II 1.85% (Insured;
AMBAC and Liquidity Facility; Bank of Nova Scotia)	53,975,000	[a]	53,975,000
Delaware County Industrial Development Authority, PCR, CP
(Exelon Project) 1.95%, 4/12/2005 (LOC; Wachovia Bank)	11,750,000		11,750,000
Emmaus General Authority, Revenue, VRDN:
1.87%, Series D (GIC; Goldman Sachs and Co.)	3,800,000	[a]	3,800,000
1.87%, Series E (GIC; Goldman Sachs and Co.)	4,900,000	[a]	4,900,000
1.87%, Series G (GIC; Goldman Sachs and Co.)	10,000,000	[a]	10,000,000
1.87%, Series H (GIC; Goldman Sachs and Co.)	10,500,000	[a]	10,500,000
1.86%, Sub-Series A-10 (LOC; DEPFA Bank)	13,075,000	[a]	13,075,000
1.86%, Sub-Series B-23 (LOC; DEPFA Bank)	33,400,000	[a]	33,400,000
1.86%, Sub-Series E-21 (LOC; DEPFA Bank)	13,500,000	[a]	13,500,000
1.86%, Sub-Series F-20 (LOC; DEPFA Bank)	11,200,000	[a]	11,200,000
1.86%, Sub-Series G-18 (LOC; DEPFA Bank)	14,000,000	[a]	14,000,000
1.86%, Sub-Series H-19 (LOC; DEPFA Bank)	20,000,000	[a]	20,000,000
Local Government
2.02% (LOC; DEPFA Bank)	12,000,000	[a]	12,000,000
Lancaster County Hospital Authority, Revenue, VRDN
(Luthercare Project) 1.92% (LOC; M&T Bank)	14,250,000	[a]	14,250,000

The Funds 35

STATEMENT OF INVESTMENTS (continued)
	Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)		Value ($)

Tax Exempt Investments (continued)

Pennsylvania (continued)
Lebanon County Health Facilities Authority, VRDN:
Health Center Revenue (United Church of Christ Homes)
1.86% (LOC; M&T Bank)	8,350,000	[a]	8,350,000
Revenue (Cornwall Manor Project) 1.94% (Insured;
Radian Bank and Liquidity Facility; Bank of America)	5,780,000	[a]	5,780,000
County of Montgomery, CP (Exelon Project) 2%
7/6/2005 (LOC; Wachovia Bank)	11,340,000		11,340,000
Montgomery County Higher Education and Health Authority, Private
Schools Revenue, VRDN (William Penn Charter) 1.89% (LOC; PNC Bank)	10,855,000	[a]	10,855,000
Montgomery County Industrial Development Authority, Revenue, VRDN
(Northwestern Human Services) 1.95% (LOC; Commerce Bank)	13,930,000	[a]	13,930,000
New Garden General Authority, Municipal Revenue, VRDN, Municipal
Pooled Financing Program I 1.90% (Insured; AMBAC and
Liquidity Facility: Bank of Nova Scotia and Dexia Credit Locale)	30,750,000	[a]	30,750,000
State of Pennsylvania, GO Notes, VRDN, Merlots Program
1.91% (Insured; MBIA and Liquidity Facility; Wachovia Bank)	5,845,000	[a]	5,845,000
Philadelphia Hospitals and Higher Education Facilities
Authority, Revenue, Refunding, VRDN (Philadelphia
Protestant Home) 1.86% (LOC; Bank of America)	9,310,000	[a]	9,310,000
Schuylkill County, GO Notes, VRDN 1.89% (Insured;
AMBAC and Liquidity Facility; Wachovia Bank)	7,085,000	[a]	7,085,000
Temple University of the Commonwealth System of Higher Education
College and University Revenue 2.25%, 5/2/2005	5,500,000		5,503,990
West Cornwall Township Municipal Authority, VRDN:
GO Notes, Refunding (Bethlehem School District Project)
1.87% (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	28,800,000	[a]	28,800,000
Revenue, Pennsylvania General Government Loan Program
1.87% (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	11,425,000	[a]	11,425,000
Rhode Island—.6%
East Providence, GO Notes, TAN 3%, 7/7/2005	17,000,000		17,070,586
South Carolina—.7%
Greer, Combined Utilities System Revenue, VRDN, Merlots Program
1.91% (Insured; AMBAC and Liquidity Facility; Wachovia Bank)	8,320,000	[a]	8,320,000
South Carolina Jobs Economic Development Authority, Health Facilities
Revenue, Refunding, VRDN (Episcopal Church Home) 1.94%
(Insured; Radian Bank and Liquidity Facility; Wachovia Bank)	14,425,000	[a]	14,425,000
Tennessee—2.6%
Blount County Public Building Authority, Revenue
VRDN, Local Government Public Improvement:
1.86%, Series A-6B (Insured; AMBAC and Liquidity Facility; Regions Bank)	5,015,000	[a]	5,015,000
1.86%, Series A-6C (Insured; AMBAC and Liquidity Facility; Regions Bank)	6,500,000	[a]	6,500,000
1.86%, Series A-7A (Insured; AMBAC and Liquidity Facility; Regions Bank)	5,000,000	[a]	5,000,000
Metropolitan Government of Nashville & Davidson County Industrial Development
Board, Revenue, VRDN (Nashville Symphony Hall) 1.85% (LOC; Bank of America)	15,000,000	[a]	15,000,000
Montgomery County Public Building Authority, Revenue, VRDN
(Tennessee County Loan Pool) 1.92% (LOC; Bank of America)	17,975,000	[a]	17,975,000

36

	Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)		Value ($)

Tax Exempt Investments (continued)

Tennessee (continued)
Sevier County Public Building Authority, Local Government
Public Improvement, VRDN:
Revenue:
1.86% (Insured; AMBAC and Liquidity Facility; KBC Bank)	8,465,000	[a]	8,465,000
1.86% (Insured; AMBAC and Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	8,355,000	[a]	8,355,000
1.91% (Liquidity Facility; DEPFA Bank)	1,000,000	[a]	1,000,000
Water Revenue 1.86% (Insured; AMBAC
and Liquidity Facility; KBC Bank)	12,500,000	[a]	12,500,000
Texas—5.9%
Aldine Independent School District, GO Notes
1.73%, 6/15/2005 (Insured; Permanent School
Fund Guaranteed and Liquidity Facility; Dexia Credit Locale)	15,000,000		15,000,000
City of Brownsville, Multiple Utility Revenue, Refunding
1.80%, 2/3/2005 (Insured; MBIA and Liquidity
Facility; State Street Bank & Trust Co.)	12,500,000		12,500,000
Dallas Area Rapid Transit, Transportation Revenue:
CP 1.90%, 2/10/2005 (Liquidity Facility: Bayerische Landesbank,
Landesbank Baden-Wuerttemberg, State Street Bank
and Trust Co. and WestLB AG)	27,500,000		27,500,000
VRDN, Merlots Program 1.91% (Insured: AMBAC and FGIC
and Liquidity Facility; Wachovia Bank)	24,080,000	[a]	24,080,000
Garland Independent School District, GO Notes
2.05%, 6/15/2005 (Insured; Permanent School Fund Guaranteed)	7,125,000		7,125,000
Harris County Health Facilities Development Corporation, VRDN
(St. Lukes Episcopal Church) 1.71% (Liquidity Facility:
Bank of America, Bayerische Landesbank, JPMorgan
Chase Bank and Northern Trust Co.)	400,000	[a]	400,000
Houston, CP 2.03%, 5/18/2005 (Liquidity Facility: Bank of Nova Scotia,
Landesbank Hessen-Thuringen Girozentrale and Toronto-Dominion Bank)	15,000,000		15,000,000
Houston Higher Education, CP (Rice University) 1.90%, 4/12/2005	8,000,000		8,000,000
North Central Health, CP 1.90%, 4/7/2005 (Insured;
AMBAC and Liquidity Facility; Dexia Credit Locale)	26,000,000		26,000,000
City of San Antonio, Water Revenue, VRDN
Merlots Program 1.91% (Liquidity Facility; Wachovia Bank)	10,000,000	[a]	10,000,000
State of Texas, Revenue, TRAN 3%, 8/31/2005	34,815,000		35,081,141
Utah—.5%
Intermountain Power Agency, Power Supply Revenue
2.02%, 6/1/2005 (Insured; AMBAC)	16,135,000		16,135,000
Vermont—.2%
Vermont Educational and Health Buildings Financing Agency
VRDN:
College and University Revenue, Capital Asset
Financing Program 1.94% (LOC; M&T Bank)	950,000	[a]	950,000
Revenue (Rutland Regional Medical Project) 1.91%
(Insured; Radian Bank and Liquidity Facility; Bank of America)	6,155,000	[a]	6,155,000

The Funds 37

STATEMENT OF INVESTMENTS (continued)
	Principal
Dreyfus Tax Exempt Cash Management (continued)	Amount ($)		Value ($)

Tax Exempt Investments (continued)

Virginia—.8%
Alexandria Industrial Development Authority, Revenue, VRDN (Institute for
Defense Analyses) 1.95% (Insured; AMBAC and Liquidity Facility; Wachovia Bank)	15,545,000	[a]	15,545,000
Norfolk Redevelopment & Housing Authority, Revenue, VRDN
(Retirement Community) 1.87% (LOC; HSH Nordbank AG)	10,000,000	[a]	10,000,000
Washington—2.0%
State of Washington, GO Notes, VRDN, Merlots Program:
1.91% (Insured: FGIC and MBIA and Liquidity Facility; Wachovia Bank)	20,005,000	[a]	20,005,000
1.91% (Insured; MBIA and Liquidity Facility; Wachovia Bank)	5,955,000	[a]	5,955,000
Washington Health Care Facilities Authority, Revenues, VRDN:
(Provail) 1.87% (LOC; Key Bank)	6,845,000	[a]	6,845,000
(Seattle Cancer Care) 1.87% (LOC; Key Bank)	21,090,000	[a]	21,090,000
Washington Higher Education Facilities Authority, Revenue, VRDN
(St. Martins College Project) 1.90% (LOC; U.S. Bank NA)	7,115,000	[a]	7,115,000
Wisconsin—2.8%
Badger Tobacco Asset Securitization Corporation
Tobacco Settlement Revenue, VRDN 1.96%
(Liquidity Facility: Lloyds TBS Bank and Merrill Lynch)	6,485,000	[a]	6,485,000
Franklin Community Development Authority Redevelopment Revenue, VRDN
(Indian Community School of Milwaukee) 1.85% (LOC; Bank One)	11,000,000	[a]	11,000,000
Kimberly Area School District, GO Notes, BAN 2.50%, 8/1/2005	21,580,000		21,621,323
City of Milwaukee, GO Notes 2%, 2/15/2005 (Insured; FSA)	14,840,000		14,844,592
Sheboygan Area School District, Revenue, BAN 2.625%, 8/15/2005	20,000,000		20,042,635
Wisconsin Health & Educational Facilities Authority, Revenue, VRDN (Gunderson
Lutheran) 1.90% (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	2,300,000	[a]	2,300,000
Wisconsin Rural Water Construction Loan Program
Commission Revenue, BAN 3%, 10/1/2005	10,000,000		10,081,992

Total Investments (cost $3,102,391,273)	101.9%		3,102,411,213
Liabilities, Less Cash and Receivables	(1.9%)		(57,365,950)
Net Assets	100.0%		3,045,045,263

See footnotes on page 39. See notes to financial statements.
38

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation			IDR	Industrial Development Revenue
BAN		Bond Anticipation Notes		LOC	Letter of Credit
COP		Certificate of Participation		LOR	Limited Obligation Revenue
CP		Commercial Paper		LR	Lease Revenue
EDR		Economic Development Revenue		MBIA	Municipal Bond Investors Assurance Insurance Corporation
FGIC		Financial Guaranty Insurance Company		MFHR	Multi-Family Housing Revenue
FHLB		Federal Home Loan Bank		PCR	Pollution Control Revenue
FHLMC		Federal Home Loan Mortgage Corporation		RAN	Revenue Anticipation Notes
FNMA		Federal National Mortgage Association		SFMR	Single Family Mortgage Revenue
FSA		Financial Security Assurance		SWDR	Solid Waste Disposal Revenue
GIC		Guaranteed Investment Contract		TAN	Tax Anticipation Notes
GNMA		Government National Mortgage Association		TRAN	Tax and Revenue Anticipation Notes
GO		General Obligation		VRDN	Variable Rate Demand Notes
HR		Hospital Revenue

Summary of Combined Ratings (Unaudited)
Value (%) †

					Dreyfus	Dreyfus	Dreyfus
					Municipal Cash	New York	Tax Exempt
					Management	Municipal Cash	Cash
Fitch	or	Moody's	or	Standard & Poor's	Plus	Management	Management

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	88.2	79.7	86.9
AAA, AA, A [c]		Aaa, Aa, A [c]		AAA, AA, A [c]	5.3	13.0	8.4
Not Rated [d]		Not Rated [d]		Not Rated [d]	6.5	7.3	4.7
					100.0	100.0	100.0

† Based on total investments.
[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[c] Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d] Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Funds 39

STATEMENT OF ASSETS AND LIABILITIES (amounts in thousands, except Net Asset Value Per Share) January 31, 2005
		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury	Treasury
	Cash	Management	Cash	Prime Cash	Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management [a]	Management

Assets ($):
Investments at value—Note 1(a,b) †	10,856,612	10,463,546	5,516,787[a]	1,175,574	3,779,416[a]	2,077,695
Cash	—	11,526	—	19	—	—
Interest receivable	22,094	17,472	2,968	752	98	2,090
	10,878,706	10,492,544	5,519,755	1,176,345	3,779,514	2,079,785

Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(b)	2,253	2,012	1,316	346	1,029	536
Cash overdraft due to Custodian	15,391	—	40,599	—	4,270	142
Payable for shares of Beneficial
Interest/Common Stock redeemed	114	4,020	16,967	—	—	262
	17,758	6,032	58,882	346	5,299	940

Net Assets ($)	10,860,948	10,486,512	5,460,873	1,175,999	3,774,215	2,078,845

Composition of Net Assets ($):
Paid-in capital	10,862,350	10,494,275	5,463,389	1,176,051	3,774,228	2,079,083
Accumulated net realized
gain (loss) on investments	(1,402)	(7,763)	(2,516)	(52)	(13)	(238)

Net Assets ($)	10,860,948	10,486,512	5,460,873	1,175,999	3,774,215	2,078,845

Net Asset Value Per Share
Institutional Shares
Net Assets ($)	9,282,644	8,465,736	3,571,164	536,956	2,351,412	1,333,479
Shares Outstanding	9,283,845	8,471,848	3,572,831	536,985	2,351,420	1,333,834
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

Investor Shares
Net Assets ($)	1,068,044	1,058,204	1,287,264	208,981	1,164,127	612,724
Shares Outstanding	1,068,184	1,059,063	1,287,828	208,983	1,164,131	612,684
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

Administrative Shares
Net Assets ($)	266,422	500,021	313,205	200,051	49,078	38,729
Shares Outstanding	266,460	500,436	313,362	200,050	49,079	38,720
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

Participant Shares
Net Assets ($)	243,838	462,551	289,240	230,011	209,598	93,913
Shares Outstanding	243,861	462,928	289,367	230,033	209,598	93,845
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00	1.00

† Investments at cost ($)	10,856,612	10,463,546	5,516,787	1,175,574	3,779,416	2,077,695

a Amount includes repurchase agreements of $207,000,000 and $1,483,000,000 for Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, respectively. See Note 1(b).

See notes to financial statements.

40

	Dreyfus	Dreyfus	Dreyfus
	Municipal Cash	New York	Tax Exempt
	Management	Municipal Cash	Cash
	Plus	Management	Management

Assets ($):
Investments at value—Note 1(a) †	739,410	435,140	3,102,411
Cash	12,204	—	—
Interest receivable	2,308	2,082	9,434
	753,922	437,222	3,111,845

Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 2(b)	139	84	577
Cash overdraft due to Custodian	—	23,604	58,202
Payable for investment
securities purchased	—	—	8,009
Payable for shares of Beneficial
Interest redeemed	322	—	12
	461	23,688	66,800

Net Assets ($)	753,461	413,534	3,045,045

Composition of Net Assets ($):
Paid-in capital	753,461	413,534	3,045,084
Accumulated net realized
gain (loss) on investments	—	—	(59)
Accumulated gross unrealized
appreciation on investments	—	—	20

Net Assets ($)	753,461	413,534	3,045,045

Net Asset Value Per Share
Instititutional Shares
Net Assets ($)	499,595	336,391	2,510,405
Shares Outstanding	499,711	336,393	2,510,498
Net Asset Value Per Share ($)	1.00	1.00	1.00

Investor Shares
Net Assets ($)	104,994	70,894	239,975
Shares Outstanding	104,977	70,896	239,975
Net Asset Value Per Share ($)	1.00	1.00	1.00

Administrative Shares
Net Assets ($)	128,715	742	275,340
Shares Outstanding	128,699	742	275,307
Net Asset Value Per Share ($)	1.00	1.00	1.00

Participant Shares
Net Assets ($)	20,157	5,507	19,325
Shares Outstanding	20,152	5,507	19,304
Net Asset Value Per Share ($)	1.00	1.00	1.00

† Investments at cost ($)	739,410	435,140	3,102,391

See notes to financial statements.
The Funds 41

STATEMENT OF OPERATIONS (amounts in thousands) Year Ended January 31, 2005
		Dreyfus	Dreyfus	Dreyfus	Dreyfus	Dreyfus
	Dreyfus	Cash	Government	Government	Treasury	Treasury
	Cash	Management	Cash	Prime Cash	Cash	Prime Cash
	Management	Plus, Inc.	Management	Management	Management	Management

Investment Income ($):
Interest Income	178,999	190,326	103,143	15,535	64,207	35,187
Expenses:
Management fee—Note 2(a)	23,795	26,647	14,688	2,209	9,347	5,277
Distribution fees—Note 2(b)	3,843	6,225	5,979	1,630	3,997	2,674
Total Expenses	27,638	32,872	20,667	3,839	13,344	7,951
Investment Income—Net	151,361	157,454	82,476	11,696	50,863	27,236

Net Realized Gain (Loss) on
Investments—Note 1(b) ($)	(1,402)	(7,763)	(2,343)	(2)	(13)	(107)
Net Increase in Net Assets
Resulting from Operations	149,959	149,691	80,133	11,694	50,850	27,129

See notes to financial statements.
42

	Dreyfus	Dreyfus	Dreyfus
	Municipal Cash	New York	Tax Exempt
	Management	Municipal Cash	Cash
	Plus	Management	Management

Investment Income ($):
Interest Income	9,681	5,016	36,453
Expenses:
Management fee—Note 2(a)	1,500	757	5,459
Distribution fees—Note 2(b)	443	150	935
Total Expenses	1,943	907	6,394
Investment Income—Net	7,738	4,109	30,059

Net Realized and Unrealized Gain (Loss)
on Investments—Note 1(b) ($):
Net realized gain (loss) on investments	—	—	41
Net unrealized appreciation (depreciation) on investments	—	—	20
Net Realized and Unrealized Gain (Loss) on Investments	—	—	61
Net Increase in Net Assets Resulting from Operations	7,738	4,109	30,120

See notes to financial statements.
The Funds 43

STATEMENT OF CHANGES IN NET ASSETS (amounts in thousands)
	Dreyfus Cash Management		Dreyfus Cash Management Plus, Inc.

	Year Ended January 31,		Year Ended January 31,
	2005	2004	2005	2004

Operations ($):
Investment income—net	151,361	124,101	157,454	243,417
Net realized gain (loss) on investments	(1,402)	126	(7,763)	8
Net Increase (Decrease) in Net Assets
Resulting from Operations	149,959	124,227	149,691	243,425

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(134,565)	(107,271)	(129,766)	(203,854)
Investor Shares	(11,904)	(11,560)	(11,097)	(13,501)
Administrative Shares	(3,190)	(4,606)	(11,428)	(19,828)
Participant Shares	(1,707)	(664)	(5,177)	(6,234)
Total Dividends	(151,366)	(124,101)	(157,468)	(243,417)

Beneficial Interest/Capital Stock
Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	82,058,116	78,336,931	108,944,784	153,284,495
Investor Shares	8,400,276	9,923,067	5,426,074	9,192,938
Administrative Shares	2,185,394	3,314,323	7,994,674	13,103,920
Participant Shares	1,566,998	534,310	2,836,509	3,682,130
Dividends reinvested:
Institutional Shares	28,183	29,474	62,090	90,249
Investor Shares	5,382	5,746	10,396	11,344
Administrative Shares	1,216	1,974	10,567	19,236
Participant Shares	1,472	549	4,898	5,982
Cost of shares redeemed:
Institutional Shares	(82,309,129)	(80,269,427)	(114,784,316)	(163,762,783)
Investor Shares	(8,591,977)	(10,487,814)	(5,579,680)	(10,168,278)
Administrative Shares	(2,174,696)	(3,731,234)	(9,084,131)	(13,574,137)
Participant Shares	(1,456,526)	(520,678)	(3,335,647)	(3,759,193)
Increase (Decrease) in Net Assets from
Beneficial Interest/Capital Stock Transactions	(285,291)	(2,862,779)	(7,493,782)	(11,874,097)
Total Increase (Decrease) In Net Assets	(286,698)	(2,862,653)	(7,501,559)	(11,874,089)

Net Assets ($):
Beginning of Period	11,147,646	14,010,299	17,988,071	29,862,160
End of Period	10,860,948	11,147,646	10,486,512	17,988,071

See notes to financial statements.
44

	Dreyfus Government		Dreyfus Government
	Cash Management		Prime Cash Management

	Year Ended January 31,		Year Ended January 31,
	2005	2004	2005	2004

Operations ($):
Investment income—net	82,476	95,832	11,696	7,569
Net realized gain (loss) on investments	(2,343)	(184)	(2)	10
Net Increase (Decrease) in Net Assets
Resulting from Operations	80,133	95,648	11,694	7,579

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(57,170)	(70,823)	(5,782)	(3,150)
Investor Shares	(13,130)	(11,627)	(2,115)	(1,942)
Administrative Shares	(8,495)	(9,675)	(1,926)	(1,369)
Participant Shares	(3,681)	(3,707)	(1,873)	(1,108)
Total Dividends	(82,476)	(95,832)	(11,696)	(7,569)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	35,840,907	59,615,996	2,053,576	1,432,031
Investor Shares	8,643,866	8,644,437	423,187	701,314
Administrative Shares	2,824,724	3,241,925	1,645,993	1,189,582
Participant Shares	1,240,336	1,236,375	1,478,450	1,463,668
Dividends reinvested:
Institutional Shares	28,356	30,415	5,403	2,759
Investor Shares	10,487	9,688	1,912	1,634
Administrative Shares	4,634	5,774	1,806	1,265
Participant Shares	2,772	2,658	1,676	894
Cost of shares redeemed:
Institutional Shares	(37,706,021)	(62,321,077)	(1,936,748)	(1,305,459)
Investor Shares	(8,672,987)	(8,938,712)	(459,007)	(733,095)
Administrative Shares	(3,415,869)	(3,485,455)	(1,578,051)	(1,276,763)
Participant Shares	(1,560,874)	(1,277,340)	(1,479,569)	(1,560,534)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,759,669)	(3,235,316)	158,628	(82,704)
Total Increase (Decrease) In Net Assets	(2,762,012)	(3,235,500)	158,626	(82,694)

Net Assets ($):
Beginning of Period	8,222,885	11,458,385	1,017,373	1,100,067
End of Period	5,460,873	8,222,885	1,175,999	1,017,373

See notes to financial statements.
The Funds 45

STATEMENT OF CHANGES IN NET ASSETS (continued) (amounts in thousands)
	Dreyfus Treasury Cash Management		Dreyfus Treasury Prime Cash Management

	Year Ended January 31,		Year Ended January 31,
	2005	2004	2005	2004

Operations ($):
Investment income—net	50,863	42,421	27,236	32,200
Net realized gain (loss) on investments	(13)	176	(107)	(70)
Net Increase (Decrease) in Net Assets
Resulting from Operations	50,850	42,597	27,129	32,130

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(36,329)	(34,177)	(18,186)	(22,244)
Investor Shares	(12,519)	(7,554)	(7,190)	(7,739)
Administrative Shares	(702)	(176)	(944)	(826)
Participant Shares	(1,319)	(514)	(916)	(1,391)
Total Dividends	(50,869)	(42,421)	(27,236)	(32,200)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	28,718,334	29,210,397	7,396,051	8,112,636
Investor Shares	10,475,329	7,867,829	3,101,095	3,698,184
Administrative Shares	1,598,791	363,162	417,062	149,427
Participant Shares	522,034	466,922	758,139	1,047,411
Dividends reinvested:
Institutional Shares	9,755	8,026	4,474	8,754
Investor Shares	2,684	2,507	4,615	4,674
Administrative Shares	673	169	477	640
Participant Shares	555	248	530	760
Cost of shares redeemed:
Institutional Shares	(29,689,199)	(29,303,464)	(7,852,071)	(9,627,602)
Investor Shares	(10,601,846)	(7,581,338)	(3,287,434)	(4,169,379)
Administrative Shares	(1,570,519)	(366,641)	(475,999)	(257,719)
Participant Shares	(436,198)	(396,072)	(843,005)	(1,190,857)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(969,607)	271,745	(776,066)	(2,223,071)
Total Increase (Decrease) In Net Assets	(969,626)	271,921	(776,173)	(2,223,141)

Net Assets ($):
Beginning of Period	4,743,841	4,471,920	2,855,018	5,078,159
End of Period	3,774,215	4,743,841	2,078,845	2,855,018

See notes to financial statements.
46

	Dreyfus Municipal Cash		Dreyfus New York Municipal		Dreyfus Tax Exempt
	Management Plus		Cash Management		Cash Management

	Year Ended January 31,		Year Ended January 31,		Year Ended January 31,
	2005	2004	2005	2004	2005	2004

Operations ($):
Investment income—net	7,738	4,465	4,109	3,506	30,059	21,512
Net realized gain (loss) on investments	—	33	—	—	41	296
Net unrealized appreciation
(depreciation) on investments	—	—	—	—	20	(2)
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,738	4,498	4,109	3,506	30,120	21,806

Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(5,514)	(2,806)	(3,572)	(3,298)	(25,118)	(18,304)
Investor Shares	(908)	(605)	(477)	(164)	(1,976)	(828)
Administrative Shares	(1,173)	(963)	(24)	(30)	(2,779)	(2,125)
Participant Shares	(143)	(91)	(36)	(14)	(186)	(255)
Total Dividends	(7,738)	(4,465)	(4,109)	(3,506)	(30,059)	(21,512)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	4,167,702	2,179,247	843,446	806,445	13,958,789	10,440,958
Investor Shares	640,910	439,916	207,302	69,837	906,264	529,666
Administrative Shares	540,201	358,021	26,011	61,500	831,263	609,186
Participant Shares	136,925	69,337	17,571	4,673	160,781	280,737
Dividends reinvested:
Institutional Shares	4,083	2,217	904	874	12,018	8,428
Investor Shares	797	518	476	164	1,165	371
Administrative Shares	1,164	948	24	28	1,779	1,558
Participant Shares	142	90	35	14	36	68
Cost of shares redeemed:
Institutional Shares	(4,394,515)	(1,682,956)	(815,537)	(916,524)	(13,394,916)	(10,588,396)
Investor Shares	(624,431)	(444,983)	(165,122)	(62,579)	(789,809)	(527,153)
Administrative Shares	(521,193)	(360,562)	(25,529)	(67,614)	(870,002)	(483,410)
Participant Shares	(135,479)	(66,980)	(14,500)	(4,248)	(187,955)	(373,341)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(183,694)	494,813	75,081	(107,430)	629,413	(101,328)
Total Increase (Decrease) In Net Assets	(183,694)	494,846	75,081	(107,430)	629,474	(101,034)

Net Assets ($):
Beginning of Period	937,155	442,309	338,453	445,883	2,415,571	2,516,605
End of Period	753,461	937,155	413,534	338,453	3,045,045	2,415,571

See notes to financial statements.
The Funds 47

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Cash Management
Institutional Shares
Year Ended January 31,
2005	1.00	.013	(.013)	1.00	1.31	.20	1.30	9,283
2004	1.00	.010	(.010)	1.00	.99	.20	.99	9,507
2003	1.00	.016	(.016)	1.00	1.66	.20	1.65	11,410
2002	1.00	.037	(.037)	1.00	3.77	.20	3.64	13,260
2001	1.00	.063	(.063)	1.00	6.46	.20	6.24	9,125
Investor Shares
Year Ended January 31,
2005	1.00	.011	(.011)	1.00	1.06	.45	1.05	1,068
2004	1.00	.007	(.007)	1.00	.74	.45	.74	1,254
2003	1.00	.014	(.014)	1.00	1.41	.45	1.40	1,814
2002	1.00	.035	(.035)	1.00	3.51	.45	3.39	1,286
2001	1.00	.060	(.060)	1.00	6.19	.45	5.99	967
Administrative Shares
Year Ended January 31,
2005	1.00	.012	(.012)	1.00	1.21	.30	1.20	266
2004	1.00	.009	(.009)	1.00	.89	.30	.89	255
2003	1.00	.015	(.015)	1.00	1.56	.30	1.55	669
2002	1.00	.036	(.036)	1.00	3.67	.30	3.54	506
2001	1.00	.062	(.062)	1.00	6.35	.30	6.14	126
Participant Shares
Year Ended January 31,
2005	1.00	.009	(.009)	1.00	.91	.60	.90	244
2004	1.00	.006	(.006)	1.00	.59	.60	.59	132
2003	1.00	.012	(.012)	1.00	1.26	.60	1.25	118
2002	1.00	.033	(.033)	1.00	3.36	.60	3.24	201
2001	1.00	.059	(.059)	1.00	6.04	.60	5.84	202

See notes to financial statements.
48

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Cash Management Plus, Inc.
Institutional Shares
Year Ended January 31,
2005	1.00	.013	(.013)	1.00	1.32	.20	1.23	8,466
2004	1.00	.011	(.011)	1.00	1.06	.20	1.07	14,249
2003	1.00	.018	(.018)	1.00	1.78	.20	1.78	24,637
2002	1.00	.038	(.038)	1.00	3.91	.20	3.54	27,179
2001	1.00	.063	(.063)	1.00	6.49	.20	6.33	10,352
Investor Shares
Year Ended January 31,
2005	1.00	.011	(.011)	1.00	1.07	.45	.98	1,058
2004	1.00	.008	(.008)	1.00	.81	.45	.82	1,203
2003	1.00	.015	(.015)	1.00	1.53	.45	1.53	2,166
2002	1.00	.036	(.036)	1.00	3.66	.45	3.29	1,547
2001	1.00	.061	(.061)	1.00	6.23	.45	6.08	749
Administrative Shares
Year Ended January 31,
2005	1.00	.012	(.012)	1.00	1.22	.30	1.13	500
2004	1.00	.010	(.010)	1.00	.96	.30	.97	1,579
2003	1.00	.017	(.017)	1.00	1.68	.30	1.68	2,030
2002	1.00	.037	(.037)	1.00	3.81	.30	3.44	932
2001	1.00	.062	(.062)	1.00	6.39	.30	6.23	39
Participant Shares
Year Ended January 31,
2005	1.00	.009	(.009)	1.00	.92	.60	.83	463
2004	1.00	.007	(.007)	1.00	.65	.60	.67	957
2003	1.00	.014	(.014)	1.00	1.38	.60	1.38	1,028
2002	1.00	.034	(.034)	1.00	3.50	.60	3.14	491
2001	1.00	.059	(.059)	1.00	6.07	.60	5.93	430

See notes to financial statements.
The Funds 49

F I N A N C I A L H I G H L I G H T S (continued)
		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Government Cash Management
Institutional Shares
Year Ended January 31,
2005	1.00	.013	(.013)	1.00	1.26	.20	1.20	3,571
2004	1.00	.010	(.010)	1.00	1.03	.20	1.03	5,409
2003	1.00	.017	(.017)	1.00	1.75	.20	1.74	8,084
2002	1.00	.037	(.037)	1.00	3.81	.20	3.55	7,049
2001	1.00	.061	(.061)	1.00	6.28	.20	6.08	4,064
Investor Shares
Year Ended January 31,
2005	1.00	.010	(.010)	1.00	1.01	.45	.95	1,287
2004	1.00	.008	(.008)	1.00	.78	.45	.78	1,307
2003	1.00	.015	(.015)	1.00	1.50	.45	1.49	1,591
2002	1.00	.035	(.035)	1.00	3.55	.45	3.30	1,510
2001	1.00	.059	(.059)	1.00	6.01	.45	5.83	643
Administrative Shares
Year Ended January 31,
2005	1.00	.012	(.012)	1.00	1.16	.30	1.10	313
2004	1.00	.009	(.009)	1.00	.93	.30	.93	900
2003	1.00	.016	(.016)	1.00	1.65	.30	1.64	1,138
2002	1.00	.036	(.036)	1.00	3.71	.30	3.45	623
2001	1.00	.060	(.060)	1.00	6.17	.30	5.98	70
Participant Shares
Year Ended January 31,
2005	1.00	.009	(.009)	1.00	.86	.60	.80	289
2004	1.00	.006	(.006)	1.00	.62	.60	.63	607
2003	1.00	.013	(.013)	1.00	1.35	.60	1.34	645
2002	1.00	.033	(.033)	1.00	3.40	.60	3.15	523
2001	1.00	.057	(.057)	1.00	5.85	.60	5.68	49

See notes to financial statements.
50

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Government Prime Cash Management
Institutional Shares
Year Ended January 31,
2005	1.00	.012	(.012)	1.00	1.21	.20	1.19	537
2004	1.00	.009	(.009)	1.00	.94	.20	.91	415
2003	1.00	.016	(.016)	1.00	1.61	.20	1.60	285
2002	1.00	.035	(.035)	1.00	3.56	.20	3.39	360
2001	1.00	.061	(.061)	1.00	6.27	.20	5.99	288
Investor Shares
Year Ended January 31,
2005	1.00	.010	(.010)	1.00	.96	.45	.94	209
2004	1.00	.007	(.007)	1.00	.69	.45	.66	243
2003	1.00	.014	(.014)	1.00	1.36	.45	1.35	273
2002	1.00	.033	(.033)	1.00	3.31	.45	3.14	196
2001	1.00	.058	(.058)	1.00	6.00	.45	5.74	65
Administrative Shares
Year Ended January 31,
2005	1.00	.011	(.011)	1.00	1.11	.30	1.09	200
2004	1.00	.008	(.008)	1.00	.84	.30	.81	130
2003	1.00	.015	(.015)	1.00	1.51	.30	1.50	216
2002	1.00	.034	(.034)	1.00	3.46	.30	3.29	86
2001	1.00	.060	(.060)	1.00	6.16	.30	5.89	6
Participant Shares
Year Ended January 31,
2005	1.00	.008	(.008)	1.00	.81	.60	.79	230
2004	1.00	.005	(.005)	1.00	.54	.60	.51	229
2003	1.00	.012	(.012)	1.00	1.21	.60	1.20	325
2002	1.00	.031	(.031)	1.00	3.15	.60	2.99	399
2001	1.00	.057	(.057)	1.00	5.84	.60	5.59	320

See notes to financial statements.
The Funds 51

F I N A N C I A L H I G H L I G H T S (continued)
		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Treasury Cash Management
Institutional Shares
Year Ended January 31,
2005	1.00	.012	(.012)	1.00	1.19	.20	1.16	2,351
2004	1.00	.009	(.009)	1.00	.93	.20	.93	3,312
2003	1.00	.016	(.016)	1.00	1.59	.20	1.57	3,397
2002	1.00	.036	(.036)	1.00	3.62	.20	3.42	2,787
2001	1.00	.060	(.060)	1.00	6.12	.20	5.93	2,138
Investor Shares
Year Ended January 31,
2005	1.00	.009	(.009)	1.00	.94	.45	.91	1,164
2004	1.00	.007	(.007)	1.00	.68	.45	.68	1,288
2003	1.00	.013	(.013)	1.00	1.34	.45	1.32	999
2002	1.00	.033	(.033)	1.00	3.36	.45	3.17	1,035
2001	1.00	.057	(.057)	1.00	5.86	.45	5.68	671
Administrative Shares
Year Ended January 31,
2005	1.00	.011	(.011)	1.00	1.09	.30	1.06	49
2004	1.00	.008	(.008)	1.00	.83	.30	.83	20
2003	1.00	.015	(.015)	1.00	1.49	.30	1.47	23
2002	1.00	.035	(.035)	1.00	3.52	.30	3.32	127
2001	1.00	.059	(.059)	1.00	6.02	.30	5.83	22
Participant Shares
Year Ended January 31,
2005	1.00	.008	(.008)	1.00	.79	.60	.76	210
2004	1.00	.005	(.005)	1.00	.52	.60	.53	123
2003	1.00	.012	(.012)	1.00	1.19	.60	1.17	52
2002	1.00	.032	(.032)	1.00	3.21	.60	3.02	121
2001	1.00	.056	(.056)	1.00	5.70	.60	5.53	119

See notes to financial statements.
52

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Treasury Prime Cash Management
Institutional Shares
Year Ended January 31,
2005	1.00	.012	(.012)	1.00	1.17	.20	1.14	1,333
2004	1.00	.009	(.009)	1.00	.92	.20	.93	1,785
2003	1.00	.016	(.016)	1.00	1.58	.20	1.56	3,291
2002	1.00	.036	(.036)	1.00	3.68	.20	3.40	3,331
2001	1.00	.058	(.058)	1.00	5.94	.20	5.74	1,936
Investor Shares
Year Ended January 31,
2005	1.00	.009	(.009)	1.00	.92	.45	.89	613
2004	1.00	.007	(.007)	1.00	.67	.45	.68	794
2003	1.00	.013	(.013)	1.00	1.32	.45	1.31	1,261
2002	1.00	.034	(.034)	1.00	3.42	.45	3.15	1,300
2001	1.00	.055	(.055)	1.00	5.68	.45	5.49	502
Administrative Shares
Year Ended January 31,
2005	1.00	.011	(.011)	1.00	1.07	.30	1.04	39
2004	1.00	.008	(.008)	1.00	.82	.30	.83	97
2003	1.00	.015	(.015)	1.00	1.48	.30	1.46	205
2002	1.00	.035	(.035)	1.00	3.57	.30	3.30	62
2001	1.00	.057	(.057)	1.00	5.84	.30	5.64	10
Participant Shares
Year Ended January 31,
2005	1.00	.008	(.008)	1.00	.76	.60	.74	94
2004	1.00	.005	(.005)	1.00	.52	.60	.53	179
2003	1.00	.012	(.012)	1.00	1.18	.60	1.16	321
2002	1.00	.032	(.032)	1.00	3.26	.60	3.00	522
2001	1.00	.054	(.054)	1.00	5.52	.60	5.34	609

See notes to financial statements.
The Funds 53

F I N A N C I A L H I G H L I G H T S (continued)
		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Municipal Cash Management Plus
Institutional Shares
Year Ended January 31,
2005	1.00	.011	(.011)	1.00	1.13	.20	1.07	500
2004	1.00	.009	(.009)	1.00	.93	.20	.92	722
2003	1.00	.013	(.013)	1.00	1.33	.20	1.31	224
2002	1.00	.026	(.026)	1.00	2.59	.20	2.52	125
2001	1.00	.039	(.039)	1.00	4.01	.20	3.94	133
Investor Shares
Year Ended January 31,
2005	1.00	.009	(.009)	1.00	.88	.45	.82	105
2004	1.00	.007	(.007)	1.00	.68	.45	.67	88
2003	1.00	.011	(.011)	1.00	1.08	.45	1.06	92
2002	1.00	.023	(.023)	1.00	2.34	.45	2.27	63
2001	1.00	.037	(.037)	1.00	3.75	.45	3.69	45
Administrative Shares
Year Ended January 31,
2005	1.00	.010	(.010)	1.00	1.03	.30	.97	128
2004	1.00	.008	(.008)	1.00	.83	.30	.82	108
2003	1.00	.012	(.012)	1.00	1.23	.30	1.21	110
2002	1.00	.025	(.025)	1.00	2.48	.30	2.42	71
2001	1.00	.038	(.038)	1.00	3.91	.30	3.84	—[a]
Participant Shares
Year Ended January 31,
2005	1.00	.007	(.007)	1.00	.73	.60	.67	20
2004	1.00	.005	(.005)	1.00	.52	.60	.52	19
2003	1.00	.009	(.009)	1.00	.93	.60	.91	16
2002	1.00	.022	(.022)	1.00	2.18	.60	2.12	16
2001	1.00	.035	(.035)	1.00	3.60	.60	3.54	14

[a] Amount represents less than $1 million. See notes to financial statements.
54

		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus New York Municipal Cash Management
Institutional Shares
Year Ended January 31,
2005	1.00	.011	(.011)	1.00	1.10	.20	1.12	336
2004	1.00	.009	(.009)	1.00	.88	.20	.89	308
2003	1.00	.013	(.013)	1.00	1.26	.20	1.25	417
2002	1.00	.024	(.024)	1.00	2.41	.20	2.24	588
2001	1.00	.038	(.038)	1.00	3.87	.20	3.80	330
Investor Shares
Year Ended January 31,
2005	1.00	.008	(.008)	1.00	.85	.45	.87	71
2004	1.00	.006	(.006)	1.00	.63	.45	.64	28
2003	1.00	.010	(.010)	1.00	1.01	.45	1.00	21
2002	1.00	.021	(.021)	1.00	2.15	.45	1.99	17
2001	1.00	.036	(.036)	1.00	3.61	.45	3.55	12
Administrative Shares
Year Ended January 31,
2005	1.00	.010	(.010)	1.00	1.00	.30	1.02	1
2004	1.00	.008	(.008)	1.00	.79	.30	.79	—[a]
2003	1.00	.011	(.011)	1.00	1.15	.30	1.15	6
2002	1.00	.023	(.023)	1.00	2.30	.30	2.14	3
2001	1.00	.037	(.037)	1.00	3.77	.30	3.70	—[a]
Participant Shares
Year Ended January 31,
2005	1.00	.007	(.007)	1.00	.70	.60	.72	6
2004	1.00	.005	(.005)	1.00	.48	.60	.49	2
2003	1.00	.009	(.009)	1.00	.86	.60	.85	2
2002	1.00	.020	(.020)	1.00	2.04	.60	1.84	—[a]
2001	1.00	.034	(.034)	1.00	3.46	.60	3.40	1

[a] Amount represents less than $1 million. See notes to financial statements.
The Funds 55

F I N A N C I A L H I G H L I G H T S (continued)
		Per Share Data ($)			Ratios/Supplemental Data (%)

							Ratio of Net
	Net Asset		Dividends	Net Asset		Ratio of	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets ($ x1,000,000)

Dreyfus Tax Exempt Cash Management
Institutional Shares
Year Ended January 31,
2005	1.00	.011	(.011)	1.00	1.12	.20	1.14	2,510
2004	1.00	.009	(.009)	1.00	.90	.20	.89	1,934
2003	1.00	.013	(.013)	1.00	1.29	.20	1.28	2,073
2002	1.00	.025	(.025)	1.00	2.50	.20	2.40	1,880
2001	1.00	.039	(.039)	1.00	3.95	.20	3.85	1,538
Investor Shares
Year Ended January 31,
2005	1.00	.009	(.009)	1.00	.87	.45	.89	240
2004	1.00	.006	(.006)	1.00	.65	.45	.64	122
2003	1.00	.010	(.010)	1.00	1.04	.45	1.03	119
2002	1.00	.022	(.022)	1.00	2.25	.45	2.15	195
2001	1.00	.036	(.036)	1.00	3.69	.45	3.60	154
Administrative Shares
Year Ended January 31,
2005	1.00	.010	(.010)	1.00	1.02	.30	1.04	275
2004	1.00	.008	(.008)	1.00	.80	.30	.79	312
2003	1.00	.012	(.012)	1.00	1.19	.30	1.18	185
2002	1.00	.024	(.024)	1.00	2.40	.30	2.30	7
2001	1.00	.038	(.038)	1.00	3.85	.30	3.75	—[a]
Participant Shares
Year Ended January 31,
2005	1.00	.007	(.007)	1.00	.72	.60	.74	19
2004	1.00	.005	(.005)	1.00	.50	.60	.49	46
2003	1.00	.009	(.009)	1.00	.89	.60	.88	139
2002	1.00	.021	(.021)	1.00	2.10	.60	2.00	151
2001	1.00	.035	(.035)	1.00	3.54	.60	3.45	168

[a] Amount represents less than $1 million. See notes to financial statements.
56

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management, (each, a "fund" and collectively, the "funds") are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "Act"). Each fund, other than Dreyfus New York Municipal Cash Management, is diversified. Dreyfus New York Municipal Cash Management is non-diversified. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the "Company") which currently offers two series. Each fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from federal, New York state and New York city personal income taxes.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as each fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the funds' shares, which are sold to the public without a sales charge. Each fund offers the following classes of shares: Institutional Shares, Investor Shares,Administrative Shares and Participant Shares. Investor Shares, Administrative Shares and Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act.Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund's policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Each fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the funds' Board members to represent the fair value of each fund's investments.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

Dreyfus New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds' custodi-

The Funds 57

NOTES TO FINANCIAL STATEMENTS (continued)

ans and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: With regards to the Company, expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gain.

(e) Federal income taxes: It is the policy of each fund (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management) to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax exempt dividends,by complying with the applicable provisions of the Code and to make distributions of income sufficient to relieve it from substantially all federal income and excise taxes.

At January 31,2005,the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Table 1 summarizes each fund's accumulated capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 2005.

Table 1.

		Expiring in fiscal:			($ x 1,000)
	2008†	2009†	2011†	2012†	2013†	Total
Dreyfus Cash Management *	—	—	—	—	18	18
Dreyfus Cash Management Plus, Inc.**	—	—	—	—	562	562
Dreyfus Government Cash Management ***	—	—	—	172	—	172
Dreyfus Government Prime Cash Management	10	39	4	—	3	56
Dreyfus Treasury Cash Management	—	—	—	—	13	13
Dreyfus Treasury Prime Cash Management	—	61	—	70	107	238
Dreyfus Tax Exempt Cash Management	59	—	—	—	—	59

† If not applied, the carryovers expire in the above years.
*	In addition, the fund had approximately $1.4 million of capital losses realized after October 31,2004, which were deferred for tax purposes to the first day of the followimg fiscal year.

**	In addition, the fund had approximately $7.2 million of capital losses realized after October 31,2004, which were deferred for tax purposes to the first day of the followimg fiscal year.

***	In addition, the fund had approximately $2.3 million of capital losses realized after October 31,2004, which were deferred for tax purposes to the first day of the followimg fiscal year.

58

The tax character of each fund's distributions paid to shareholders (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management) during the fiscal periods ended January 31, 2005 and January 31, 2004, respectively, were all ordinary income.

The tax character of distributions paid to shareholders of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management during the fiscal periods ended January 31, 2005 and January 31, 2004, respectively, were all tax exempt income.

During the period ended January 31, 2005, as a result of permanent book to tax differences, the following funds decreased accumulated net realized gains (losses) on investments and increased accumulated undistributed investment income–net by the same amounts. Net assets of each fund were not affected by these reclassifications. The funds and amounts are as follows: Dreyfus Cash Management $4,924; Dreyfus Cash Management Plus $13,900 and Dreyfus Treasury Cash Management $5,771.

During the period ended January 31, 2005, as a result of permanent book to tax differences, Dreyfus Municipal Cash Management Plus decreased accumulated net realized gains (losses) on investments by $4,623 and increased paid-in capital by the same amount. Dreyfus New York Municipal Cash Management increased accumulated net realized gain (loss) on investments by $2,668 and decreased paid-in capital by the same amount. Net assets of each fund were not affected by these reclassifications.

The permanent book to tax differences for the funds are primarily due to expiration of capital loss carryovers and dividend reclassifications for tax purposes.

At January 31,2005,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20 of 1% of the value of such fund's average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund's investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund's Investor Shares, Administrative Shares and Participant Shares, Rule 12b-1 Service Plan expenses.

(b) Under each fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Investor Shares, Administrative Shares and Participant Shares, each fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25, .10 and .40 of 1% of the value of the average daily net assets of Investor Shares, Administrative Shares and Participant Shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of a fund's Investor Shares, Administrative Shares and Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under each Plan are payable without regard to actual

The Funds 59

NOTES TO FINANCIAL STATEMENTS (continued)

expenses incurred. Table 2 summarizes the amount each fund was charged pursuant to the Plan during the period ended January 31, 2005.

Table 3 summarizes the components of Due to The Dreyfus Corporation and affiliates in the Statements of Assets and Liabilities for each fund.

(c) Each fund (except for Dreyfus New York Municipal Cash Management) pays its Board members an annual fee of $3,000 and an attendance fee of $500 per meeting. Dreyfus New York Municipal Cash Management pays its Board members an annual fee of $1,000 and an attendance fee of $500 per meeting. These amounts are borne by the Manager as to each fund pursuant to the undertakings in effect. See Note 2(a).

NOTE 3—Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 90 billion shares of $.001 par value Common Stock.

NOTE 4—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the "Funds"). In September 2004, plaintiffs served a Consolidated Amended Complaint (the "Amended Complaint") on behalf of a purported class of all persons

Table 2.	Investor	Administrative		Participant
	Shares ($)		Shares ($)	Shares ($)

Dreyfus Cash Management	2,833,127		261,580	747,918
Dreyfus Cash Management Plus, Inc.	2,662,511		1,104,520	2,458,551
Dreyfus Government Cash Management	3,255,983		817,456	1,905,949
Dreyfus Government Prime Cash Management	566,727		166,799	896,830
Dreyfus Treasury Cash Management	3,320,252		62,466	614,420
Dreyfus Treasury Prime Cash Management	2,036,387		94,262	543,722
Dreyfus Municipal Cash Management Plus	251,200		113,527	77,793
Dreyfus New York Municipal Cash Management	129,796		2,145	18,732
Dreyfus Tax Exempt Cash Management	542,652		271,997	120,178

Table 3.

		Management		Rule 12b-1
		Fees ($)	Service Plan Fees ($)

Dreyfus Cash Management		1,913,852		339,307
Dreyfus Cash Management Plus, Inc.		1,588,619		423,779
Dreyfus Government Cash Management		910,115		406,325
Dreyfus Government Prime Cash Management		197,338		149,129
Dreyfus Treasury Cash Management		687,267		342,146
Dreyfus Treasury Prime Cash Management		362,029		174,068
Dreyfus Municipal Cash Management Plus		98,540		40,847
Dreyfus New York Municipal Cash Management		65,811		17,708
Dreyfus Tax Exempt Cash Management		492,583		84,508

60

who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds. The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys' fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants.With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. Defendants filed motions to dismiss the Amended Complaint on November 12, 2004, and those motions are pending.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus' ability to perform its contract with the Funds.

The Funds 61

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees/Directors

Dreyfus Cash Management

Dreyfus Cash Management Plus, Inc. Dreyfus Government Cash Management Dreyfus Government Prime Cash Management Dreyfus Treasury Cash Management Dreyfus Treasury Prime Cash Management Dreyfus Municipal Cash Management Plus Dreyfus New York Municipal Cash Management Dreyfus Tax Exempt Cash Management

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management (the "Funds") as of January 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board

(United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2005 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above at January 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

62

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus and Dreyfus New York Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 2005:

— all the dividends paid from investment income-net are "exempt-interest dividends" (not generally subject to regular federal income taxes).

— for individuals who are residents of New York, "exempt-interest dividends" paid by Dreyfus New York Municipal Cash Management are also not subject to New York State and New York City personal income tax.

For state individual income tax purposes Dreyfus Government Cash Management,Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management hereby designate the following percentage of ordinary dividends paid during the fiscal year ended January 31, 2005 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, California and the District of Columbia:

Dreyfus Government Cash Management	47.16%
Dreyfus Government Prime
Cash Management	100%
Dreyfus Treasury Cash Management	44.43%
Dreyfus Treasury Prime Cash Management	100%

The Funds 63

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (61) Chairman of the Board (1995)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee

Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board

No. of Portfolios for which Board Member Serves: 193

———————
David W. Burke (68) Board Member (1994)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee

Other Board Memberships and Affiliations:

  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 84

———————
Isabel Dunst (57) Board Member (1991)
Principal Occupation During Past 5 Years: • Partner, Hogan & Hartson
Other Board Memberships and Affiliations: • Union of Reform Judaism, a religious organization,Trustee

No. of Portfolios for which Board Member Serves: 9

Lyle E. Gramley (78) Board Member (1986)
Principal Occupation During Past 5 Years: • Consulting economist
Other Board Memberships and Affiliations: • IndyMac Bank, Inc., Director

No. of Portfolios for which Board Member Serves: 9

———————
Warren B. Rudman (74) Board Member (1993)

Principal Occupation During Past 5 Years:

  Of Counsel to (from January 1993 to December 31, 2003, Partner in) the law firm Paul,Weiss, Rifkind,Wharton & Garrison, LLP

Other Board Memberships and Affiliations:

  Collins & Aikman Corporation, Director
  Allied Waste Corporation, Director
  Raytheon Company, Director
  Boston Scientific, Director

No. of Portfolios for which Board Member Serves: 20

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

64

OFFICERS OF THE FUNDS (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 59 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 92 investment companies (comprised of 185 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 51 years old and has been an employee of the Manager since January 2000.

CHARLES CARDONA, Executive Vice President since March 2000.

Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 14 investment companies (comprised of 18 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

JOHN B. HAMMALIAN, Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 36 investment companies (comprised of 45 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since February 1991.

STEVEN F. NEWMAN, Assistant Secretary since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since July 1980.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 90 investment companies (comprised of 194 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 39 investment companies (comprised of 84 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (93 investment companies, comprising 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 47 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 88 investment companies (comprised of 196 portfolios) managed by the Manager. He is 34 years old and has been an employee of the Distributor since October 1998.

The Funds 65

NOTES

For More Information

Dreyfus Cash Management Funds
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

E-mail Access Dreyfus Institutional Services Division at www.LIONSALES.com.

You can obtain product information and E-mail requests for information or literature.

Mail Dreyfus Institutional Services Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the funds voted proxies relating to portfolio securities for the 12-month period ended June 30, 2004, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $50,820 in 2004 and $55,089 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $___0____ in 2004 and $____0____ in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $288,500 in 2004 and $__0__ in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $5,324 in 2004 and $5,137 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $___0___ in 2004 and $___0___ in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $123 in 2004 and $133 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $____0___ in 2004 and $___0___ in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $521,764 in 2004 and $715,101 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]

Item 9. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York,

New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	March 29, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	March 29, 2005

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)